United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21904

(Investment Company Act File Number)

Federated MDT Series
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  07/31/2011

Date of Reporting Period:  Quarter ended 10/31/2010

Item 1.                      Schedule of Investments

Federated MDT All Cap Core Fund

Portfolio of Investments

October 31, 2010 (unaudited)

Shares			Value
		COMMON STOCKS – 98.4%
		Aerospace & Defense – 0.1%
3,600		ITT Corp.	169,884
		Air Freight & Logistics – 0.3%
2,300		C.H. Robinson Worldwide, Inc.	162,104
3,082		United Parcel Service, Inc.	207,542
		TOTAL	369,646
		Airline - National – 0.3%
6,500	[1]	Atlas Air Worldwide Holdings, Inc.	339,690
		Airline - Regional – 0.6%
14,267	[1]	Alaska Air Group, Inc.	753,298
		Auto Components – 0.0%
4,200	[1]	Goodyear Tire & Rubber Co.	42,924
		Auto Original Equipment Manufacturers – 0.8%
2,139	[1]	AutoZone, Inc.	508,291
1,380		Eaton Corp.	122,585
9,300		Johnson Controls, Inc.	326,616
2,428	[1]	LKQ Corp.	52,785
2,000	[1]	Tenneco Automotive, Inc.	65,240
		TOTAL	1,075,517
		Automobiles – 0.2%
22,100	[1]	Ford Motor Co.	312,273
		Biotechnology – 2.1%
42,730	[1]	Amgen, Inc.	2,443,729
3,300	[1]	Celgene Corp.	204,831
		TOTAL	2,648,560
		Cable & Wireless Television – 3.2%
89,789	[1]	DIRECTV Group, Inc., Class A	3,902,230
5,600	[1]	Discovery Communications, Inc.	249,816
		TOTAL	4,152,046
		Chemicals – 0.0%
800		Ashland, Inc.	41,304
		Clothing Stores – 0.2%
1,900	[1]	Children's Place Retail Stores, Inc.	83,714
7,600		Gap (The), Inc.	144,476
		TOTAL	228,190
		Commodity Chemicals – 0.3%
4,486		Du Pont (E.I.) de Nemours & Co.	212,098
1,400		PPG Industries, Inc.	107,380
		TOTAL	319,478
		Communications Equipment – 0.3%
9,856		Harris Corp.	445,393
		Computer Peripherals – 0.6%
3,800	[1]	Aruba Networks, Inc.	83,258
9,300	[1]	NetApp, Inc.	495,225
5,500	[1]	Sandisk Corp.	206,690
		TOTAL	785,173
1

Shares			Value
		Computer Services – 0.5%
2,400		Fair Isaac & Co., Inc.	57,696
4,200	[1]	Fiserv, Inc.	228,984
1,300	[1]	Riverbed Technology, Inc.	74,802
11,134	[1]	Synnex Corp.	323,331
		TOTAL	684,813
		Computer Stores – 1.1%
48,149	[1]	Ingram Micro, Inc., Class A	850,311
13,862	[1]	Tech Data Corp.	595,928
		TOTAL	1,446,239
		Computers - High End – 5.0%
45,090		IBM Corp.	6,474,924
		Consumer Finance – 0.8%
54,700		Discover Financial Services	965,455
6,000	[1]	SLM Corp.	71,400
		TOTAL	1,036,855
		Contracting – 0.1%
2,400	[1]	IHS, Inc., Class A	173,376
		Crude Oil & Gas Production – 4.7%
21,060		Apache Corp.	2,127,481
166,302		Chesapeake Energy Corp.	3,608,754
5,900		Devon Energy Corp.	383,618
		TOTAL	6,119,853
		Defense Electronics – 2.0%
2,800		L-3 Communications Holdings, Inc.	202,132
16,593		Northrop Grumman Corp.	1,048,843
28,674		Raytheon Co.	1,321,298
		TOTAL	2,572,273
		Department Stores – 0.6%
3,100		Dillards, Inc., Class A	79,081
9,800	[1]	Sears Holdings Corp.	705,404
		TOTAL	784,485
		Diversified Financial Services – 0.1%
17,600	[1]	American Capital Ltd.	122,848
		Electric & Electronic Original Equipment Manufacturers – 0.2%
10,700	[1]	General Cable Corp.	298,958
		Electric Utility – 2.4%
27,488		Constellation Energy Group, Inc.	831,237
4,198		DPL, Inc.	109,568
18,288		Edison International	674,827
3,400		Entergy Corp.	253,402
39,470		Public Service Enterprises Group, Inc.	1,276,855
		TOTAL	3,145,889
		Electrical Equipment – 1.2%
19,015		Emerson Electric Co.	1,043,923
1,300		Roper Industries, Inc.	90,259
1,500		Smith (A.O.) Corp.	84,045
7,700	[1]	Thomas & Betts Corp.	335,335
		TOTAL	1,553,562
		Electronic Equipment Instruments & Components – 0.5%
15,100	[1]	Agilent Technologies, Inc.	525,480
2

Shares			Value
3,300		Garmin Ltd.	108,372
		TOTAL	633,852
		Electronic Instruments – 0.2%
5,700	[1]	Trimble Navigation Ltd.	204,288
		Electronic Test/Measuring Equipment – 0.2%
3,600	[1]	Itron, Inc.	218,772
		Ethical Drugs – 1.6%
76,100		Bristol-Myers Squibb Co.	2,047,090
		Financial Services – 5.4%
121,094		Ameriprise Financial, Inc.	6,259,349
1,900		FactSet Research Systems	166,782
4,100		NYSE Euronext	125,624
2,700		Nelnet, Inc., Class A	60,669
3,953	[1]	Verifone Systems, Inc.	133,730
2,500		Visa, Inc., Class A	195,425
		TOTAL	6,941,579
		Food & Staples Retailing – 1.0%
24,900		Wal-Mart Stores, Inc.	1,348,833
		Food Products – 0.2%
17,300		Sara Lee Corp.	247,909
		Furniture – 0.1%
3,900		Leggett and Platt, Inc.	79,482
		Generic Drugs – 0.2%
4,700	[1]	Mylan Laboratories, Inc.	95,504
1,433		Perrigo Co.	94,406
		TOTAL	189,910
		Greeting Cards – 0.2%
13,468		American Greetings Corp., Class A	260,875
		Grocery Chain – 0.1%
5,800		Safeway Inc.	132,820
		Health Care Providers & Services – 1.7%
1,100	[1]	Catalyst Health Solutions, Inc.	41,635
40,600	[1]	Medco Health Solutions, Inc.	2,132,718
		TOTAL	2,174,353
		Home Products – 0.0%
200	[1]	Energizer Holdings, Inc.	14,956
		Hospitals – 0.0%
1,100		Universal Health Services, Inc., Class B	45,397
		Hotels – 0.8%
1,800		Marriott International, Inc., Class A	66,690
14,400		Starwood Hotels & Resorts Worldwide, Inc.	779,616
4,400		Wyndham Worldwide Corp.	126,500
		TOTAL	972,806
		Household Appliances – 0.2%
3,975		Whirlpool Corp.	301,424
		Integrated Domestic Oil – 3.6%
59,965		ConocoPhillips	3,561,921
12,600		Hess Corp.	794,178
8,500		Marathon Oil Corp.	302,345
		TOTAL	4,658,444
3

Shares			Value
		Integrated International Oil – 6.7%
45,511		Chevron Corp.	3,759,664
73,800		Exxon Mobil Corp.	4,905,486
		TOTAL	8,665,150
		Internet Services – 1.9%
7,893	[1]	NetFlix, Inc.	1,369,435
3,000	[1]	Priceline.com, Inc.	1,130,430
		TOTAL	2,499,865
		IT Services – 0.1%
4,500		Broadridge Financial Solutions	99,000
		Life Insurance – 4.1%
122,398		MetLife, Inc.	4,936,311
2,800		Protective Life Corp.	67,116
1,260		Prudential Financial, Inc.	66,251
3,754		Torchmark Corp.	215,029
2,300	[1]	Universal American Financial Corp.	36,984
		TOTAL	5,321,691
		Life Sciences Tools & Services – 0.1%
1,600	[1]	Illumina, Inc.	86,896
		Machinery – 0.1%
2,100		Caterpillar, Inc.	165,060
		Mail Order – 0.1%
2,700	[1]	HSN, Inc.	80,838
		Maritime – 0.1%
6,729	[1]	Genco Shipping & Trading Ltd.	111,365
		Meat Packing – 0.0%
1,200	[1]	Smithfield Foods, Inc.	20,100
		Medical Supplies – 0.5%
11,100		Baxter International, Inc.	564,990
1,500	[1]	Emergency Medical Services Corp., Class A	81,570
		TOTAL	646,560
		Medical Technology – 0.5%
800	[1]	IDEXX Laboratories, Inc.	47,968
13,286	[1]	Zimmer Holdings, Inc.	630,288
		TOTAL	678,256
		Miscellaneous Components – 1.1%
11,200		AVX Corp.	160,608
17,206		Amphenol Corp., Class A	862,537
4,817	[1]	MKS Instruments, Inc.	99,471
25,628	[1]	Vishay Intertechnology, Inc.	289,596
		TOTAL	1,412,212
		Miscellaneous Food Products – 5.1%
197,778		Archer-Daniels-Midland Co.	6,589,963
		Miscellaneous Machinery – 0.3%
7,400		Illinois Tool Works, Inc.	338,180
301		Parker-Hannifin Corp.	23,042
800		Rockwell Automation, Inc.	49,896
		TOTAL	411,118
		Money Center Bank – 9.3%
1,594,300	[1]	Citigroup, Inc.	6,648,231
143,200		J.P. Morgan Chase & Co.	5,388,616
		TOTAL	12,036,847
4

Shares			Value
		Multi-Line Insurance – 1.3%
6,300		Allstate Corp.	192,087
23,400		Assurant, Inc.	925,236
1,204	[1]	CNA Financial Corp.	33,375
1,900		FBL Financial Group, Inc., Class A	49,704
8,870		Lincoln National Corp.	217,137
7,300		Montpelier Re Holdings Ltd.	133,736
4,800		Unitrin, Inc.	116,640
		TOTAL	1,667,915
		Oil Refiner – 1.3%
96,700		Valero Energy Corp.	1,735,765
		Paint & Related Materials – 0.6%
10,000		Sherwin-Williams Co.	729,700
		Paper Products – 0.1%
4,000		Buckeye Technologies, Inc.	72,200
		Personal Loans – 1.8%
55,000		Capital One Financial Corp.	2,049,850
6,586	[1]	World Acceptance Corp.	284,186
		TOTAL	2,334,036
		Pollution Control – 0.2%
5,344		Danaher Corp.	231,716
900	[1]	Waste Connections, Inc.	36,666
		TOTAL	268,382
		Printed Circuit Boards – 0.1%
7,500	[1]	Sanmina-SCI Corp.	98,850
		Property Liability Insurance – 6.1%
9,127		American Financial Group, Inc.	279,103
19,800		Chubb Corp.	1,148,796
2,700		Horace Mann Educators Corp.	50,463
5,500		Platinum Underwriters Holdings Ltd.	236,775
5,400		RenaissanceRe Holdings Ltd.	325,404
105,204		The Travelers Cos., Inc.	5,807,261
180		XL Group PLC	3,807
		TOTAL	7,851,609
		Restaurants – 0.1%
700	[1]	Chipotle Mexican Grill, Inc.	147,147
		Semiconductor Distribution – 1.5%
32,113	[1]	Arrow Electronics, Inc.	950,866
34,015	[1]	Avnet, Inc.	1,012,967
		TOTAL	1,963,833
		Semiconductor Manufacturing – 1.4%
1,898	[1]	Cavium Networks, Inc.	60,489
193,069	[1]	Micron Technology, Inc.	1,596,681
4,796	[1]	NetLogic Microsystems, Inc.	144,168
		TOTAL	1,801,338
		Semiconductors & Semiconductor Equipment – 1.2%
21,797	[1]	Fairchild Semiconductor International, Inc., Class A	245,652
41,400		Intel Corp.	830,898
12,567		Linear Technology Corp.	405,035
		TOTAL	1,481,585
		Services to Medical Professionals – 2.5%
1,532	[1]	HMS Holdings Corp.	92,088
5

Shares			Value
6,902	[1]	Health Net, Inc.	185,595
2,000	[1]	Humana, Inc.	116,580
2,400		Quest Diagnostics, Inc.	117,936
24,800		UnitedHealth Group, Inc.	894,040
33,173	[1]	Wellpoint, Inc.	1,802,621
		TOTAL	3,208,860
		Shoes – 0.0%
1,500	[1]	Skechers USA, Inc., Class A	29,160
		Soft Drinks – 0.2%
8,100		Dr. Pepper Snapple Group, Inc.	296,055
		Software Packaged/Custom – 2.8%
5,300	[1]	Autodesk, Inc.	191,754
19,164		CA, Inc.	444,796
2,000		Computer Sciences Corp.	98,100
9,798	[1]	F5 Networks, Inc.	1,153,225
5,300	[1]	Informatica Corp.	215,657
17,700		Oracle Corp.	520,380
4,200	[1]	Red Hat, Inc.	177,492
10,522	[1]	Rovi Corp.	532,939
3,500	[1]	VMware, Inc., Class A	267,610
		TOTAL	3,601,953
		Specialty Chemicals – 0.1%
5,000		Cabot Corp.	170,100
100	[1]	OM Group, Inc.	3,327
		TOTAL	173,427
		Specialty Machinery – 0.2%
3,800		Gardner Denver, Inc.	219,716
		Specialty Retailing – 1.9%
74,987		CVS Caremark Corp.	2,258,608
3,800	[1]	Cabela's, Inc., Class A	70,452
4,400	[1]	Penske Automotive Group, Inc.	59,180
		TOTAL	2,388,240
		Technology Hardware & Equipment – 0.0%
1,600	[1]	Isilon Systems, Inc.	45,552
		Telecommunication Equipment & Services – 0.1%
4,100	[1]	Acme Packet, Inc.	162,155
		Telecommunications & Cellular – 0.1%
6,000	[1]	MetroPCS Communications, Inc.	62,460
		Textiles Apparel & Luxury Goods – 0.1%
2,500		Coach, Inc.	125,000
		Undesignated Consumer Cyclicals – 1.0%
2,400		Herbalife Ltd.	153,264
16,835	[1]	ITT Educational Services, Inc.	1,086,362
		TOTAL	1,239,626
		TOTAL COMMON STOCKS (IDENTIFIED COST $113,235,201)	127,099,726
6

Shares			Value
		MUTUAL FUND – 1.3%
1,712,779	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	1,712,779
		TOTAL INVESTMENTS — 99.7% (IDENTIFIED COST $114,947,980)[4]	128,812,505
		OTHER ASSETS AND LIABILITIES - NET — 0.3%[5]	394,858
		TOTAL NET ASSETS — 100%	$129,207,363
1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	At October 31, 2010, the cost of investments for federal tax purposes was $114,947,980. The net unrealized appreciation of investments for federal tax was $13,864,525. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $16,241,857 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,377,332.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

7

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of October 31, 2010, all investments of the Fund utilized Level 1 inputs, in valuing the Fund's assets carried at fair value.

8

Federated MDT Balanced Fund

Portfolio of Investments

October 31, 2010 (unaudited)

Principal Amount or Shares			Value
		COMMON STOCKS – 53.0%
		Aerospace & Defense – 0.2%
8,085	[1]	Hexcel Corp.	143,670
3,000		ITT Corp.	141,570
		TOTAL	285,240
		Agricultural Machinery – 0.0%
796		Lindsay Manufacturing Co.	45,889
		Air Freight & Logistics – 0.2%
1,500		C.H. Robinson Worldwide, Inc.	105,720
3,500		United Parcel Service, Inc.	235,690
		TOTAL	341,410
		Airline - National – 0.1%
4,000	[1]	Atlas Air Worldwide Holdings, Inc.	209,040
		Airline - Regional – 0.3%
11,674	[1]	Alaska Air Group, Inc.	616,387
		Apparel – 0.0%
190	[1]	Carter's, Inc.	4,731
1,235	[1]	Maidenform Brands, Inc.	33,049
		TOTAL	37,780
		Auto Components – 0.0%
1,800	[1]	Goodyear Tire & Rubber Co.	18,396
		Auto Original Equipment Manufacturers – 0.3%
900	[1]	AutoZone, Inc.	213,867
7,400		Johnson Controls, Inc.	259,888
2,500	[1]	LKQ Corp.	54,350
365		Sun Hydraulics, Inc.	11,340
2,669	[1]	Tenneco Automotive, Inc.	87,063
		TOTAL	626,508
		Auto Part Replacement – 0.1%
5,000	[1]	WABCO Holdings, Inc.	232,100
		Auto Rentals – 0.0%
3,261	[1]	United Rentals, Inc.	61,274
		Automobiles – 0.1%
8,400	[1]	Ford Motor Co.	118,692
		Beer – 0.0%
1,109	[1]	The Boston Beer Co., Inc., Class A	79,393
		Biotechnology – 1.0%
2,116	[1]	Acorda Therapeutics, Inc.	57,217
26,200	[1]	Amgen, Inc.	1,498,378
2,200	[1]	Celgene Corp.	136,554
1,988	[1]	Cepheid, Inc.	41,827
2,408	[1]	Questcor Pharmaceuticals, Inc.	29,546
		TOTAL	1,763,522
		Broadcasting – 0.0%
755	[1]	Loral Space & Communications Ltd.	42,001
		Building Materials – 0.0%
1,542		Quanex Building Products Corp.	27,787

Principal Amount or Shares			Value
668	[1]	Trex Co., Inc.	11,990
		TOTAL	39,777
		Building Products – 0.0%
2,708		Simpson Manufacturing Co., Inc.	71,979
		Business Services – 0.1%
1,449	[1]	OpenTable, Inc.	88,896
		Cable & Wireless Television – 1.9%
78,000	[1]	DIRECTV- Class A	3,389,880
4,000	[1]	Discovery Communications, Inc.	178,440
		TOTAL	3,568,320
		Carpets – 0.0%
2,990		Interface, Inc.	43,026
		Chemicals – 0.0%
800		Ashland, Inc.	41,304
		Clothing Stores – 0.4%
2,289	[1]	AnnTaylor Stores Corp.	53,334
1,865		Cato Corp., Class A	49,329
2,439	[1]	Children's Place Retail Stores, Inc.	107,462
3,594	[1]	Fossil, Inc.	212,010
5,500		Gap (The), Inc.	104,555
1,763	[1]	Jos A. Bank Clothiers, Inc.	76,867
2,950	[1]	Talbots, Inc.	28,851
		TOTAL	632,408
		Commodity Chemicals – 0.1%
3,300		Du Pont (E.I.) de Nemours & Co.	156,024
226		Newmarket Corp.	26,786
800		PPG Industries, Inc.	61,360
		TOTAL	244,170
		Communications Equipment – 0.1%
3,900		Harris Corp.	176,241
		Computer Peripherals – 0.6%
7,641	[1]	Aruba Networks, Inc.	167,414
3,911	[1]	Fortinet, Inc.	117,330
10,800	[1]	Network Appliance, Inc.	575,100
4,300	[1]	Sandisk Corp.	161,594
1,166	[1]	Synaptics, Inc.	31,401
		TOTAL	1,052,839
		Computer Services – 0.4%
290	[1]	CACI International, Inc., Class A	14,535
4,200	[1]	Fiserv, Inc.	228,984
1,425	[1]	Manhattan Associates, Inc.	43,862
2,975	[1]	Riverbed Technology, Inc.	171,181
7,500	[1]	Synnex Corp.	217,800
712		Syntel, Inc.	34,788
2,198	[1]	Xyratex Ltd.	34,025
		TOTAL	745,175
		Computer Stores – 0.6%
35,100	[1]	Ingram Micro, Inc., Class A	619,866

Principal Amount or Shares			Value
11,300	[1]	Tech Data Corp.	485,787
		TOTAL	1,105,653
		Computers - High End – 0.9%
11,500		IBM Corp.	1,651,400
		Construction & Engineering – 0.0%
900	[1]	URS Corp.	35,037
		Construction Machinery – 0.0%
573		NACCO Industries, Inc., Class A	56,876
		Consumer Cyclical - Lodging – 0.1%
3,600		Wyndham Worldwide Corp.	103,500
		Consumer Finance – 0.4%
37,500		Discover Financial Services	661,875
4,300	[1]	SLM Holding Corp.	51,170
		TOTAL	713,045
		Contracting – 0.1%
1,600	[1]	IHS, Inc. — Class A	115,584
		Cosmetics & Toiletries – 0.1%
6,369	[1]	Sally Beauty Holdings, Inc.	77,511
1,347	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	41,339
		TOTAL	118,850
		Crude Oil & Gas Production – 2.2%
9,300		Apache Corp.	939,486
126,900		Chesapeake Energy Corp.	2,753,730
685	[1]	Clayton Williams Energy, Inc.	40,908
3,600		Devon Energy Corp.	234,072
1,577	[1]	Gulfport Energy Corp.	26,273
		TOTAL	3,994,469
		Defense Electronics – 0.8%
2,000		L-3 Communications Holdings, Inc.	144,380
7,900		Northrop Grumman Corp.	499,359
18,100		Raytheon Co.	834,048
		TOTAL	1,477,787
		Department Stores – 0.3%
2,500		Dillards, Inc., Class A	63,775
6,400	[1]	Sears Holdings Corp.	460,672
		TOTAL	524,447
		Discount Department Stores – 0.0%
4,287	[1]	99 Cents Only Stores	66,106
		Diversified Financial Services – 0.1%
6,100	[1]	American Capital Ltd.	42,578
2,500		NYSE Euronext	76,600
		TOTAL	119,178
		Diversified Leisure – 0.0%
702	[1]	Coinstar, Inc.	40,421
		Electric & Electronic Original Equipment Manufacturers – 0.2%
1,100		Eaton Corp.	97,713
6,000	[1]	General Cable Corp.	167,640
		TOTAL	265,353

Principal Amount or Shares			Value
		Electric Utility – 1.0%
21,200		Constellation Energy Group	641,088
3,600		DPL, Inc.	93,960
11,800		Edison International	435,420
2,400		Entergy Corp.	178,872
17,300		Public Service Enterprises Group, Inc.	559,655
		TOTAL	1,908,995
		Electrical Equipment – 0.8%
1,976		Baldor Electric Co.	83,031
1,602		Belden, Inc.	44,696
14,800		Emerson Electric Co.	812,520
1,855	[1]	Littelfuse, Inc.	78,708
2,423	[1]	Rofin-Sinar Technologies, Inc.	67,674
900		Roper Industries, Inc.	62,487
2,233		Smith (A.O.) Corp.	125,115
4,500	[1]	Thomas & Betts Corp.	195,975
		TOTAL	1,470,206
		Electronic Equipment Instruments & Components – 0.2%
10,500	[1]	Agilent Technologies, Inc.	365,400
2,200		Garmin Ltd.	72,248
		TOTAL	437,648
		Electronic Instruments – 0.2%
793	[1]	Faro Technologies, Inc.	19,143
2,739	[1]	Hittite Microwave Corp.	141,524
1,388	[1]	IRobot Corp.	28,982
1,248	[1]	Ixia	19,531
1,863	[1]	Power-One, Inc.	19,394
3,700	[1]	Trimble Navigation Ltd.	132,608
		TOTAL	361,182
		Electronic Test/Measuring Equipment – 0.1%
2,300	[1]	Itron, Inc.	139,771
271	[1]	OYO Geospace Corp.	16,425
		TOTAL	156,196
		Ethical Drugs – 0.7%
49,500		Bristol-Myers Squibb Co.	1,331,550
		Financial Services – 2.4%
71,800		Ameriprise Financial, Inc.	3,711,342
4,529		Deluxe Corp.	92,573
1,400		FactSet Research Systems	122,892
1,900		Nelnet, Inc., Class A	42,693
7,729	[1]	Verifone Systems, Inc.	261,472
1,700		Visa, Inc.-Class A Shares	132,889
		TOTAL	4,363,861
		Food & Staples Retailing – 0.5%
456		Ruddick Corp.	15,914
15,500		Wal-Mart Stores, Inc.	839,635
		TOTAL	855,549
		Food Products – 0.1%
12,900		Sara Lee Corp.	184,857

Principal Amount or Shares			Value
		Furniture – 0.1%
2,800		Leggett and Platt, Inc.	57,064
4,299	[1]	Tempur-Pedic International, Inc.	148,316
		TOTAL	205,380
		Generic Drugs – 0.1%
1,389	[1]	Impax Laboratories, Inc.	26,169
3,100	[1]	Mylan Laboratories, Inc.	62,992
1,500		Perrigo Co.	98,820
		TOTAL	187,981
		Grocery Chain – 0.1%
3,700		Safeway, Inc.	84,730
		Health Care Providers & Services – 0.8%
28,600	[1]	Medco Health Solutions, Inc.	1,502,358
700		Universal Health Services, Inc., Class B	28,889
		TOTAL	1,531,247
		Home Health Care – 0.1%
4,650	[1]	Amerigroup Corp.	194,045
		Home Products – 0.1%
3,756		Tupperware Brands Corp.	168,306
		Hotels – 0.3%
1,400		Marriott International, Inc., Class A	51,870
10,500		Starwood Hotels & Resorts Worldwide, Inc.	568,470
		TOTAL	620,340
		Household Appliances – 0.1%
1,900		Whirlpool Corp.	144,077
		Industrial Machinery – 0.0%
1,316	[1]	Blount International, Inc.	19,740
600		Dover Corp.	31,860
398		Gorman Rupp Co.	11,868
		TOTAL	63,468
		Insurance – 0.0%
2,400		Allstate Corp.	73,176
		Integrated Domestic Oil – 2.0%
37,400		ConocoPhillips	2,221,560
18,500		Hess Corp.	1,166,055
5,700		Marathon Oil Corp.	202,749
		TOTAL	3,590,364
		Integrated International Oil – 1.8%
48,900		Exxon Mobil Corp.	3,250,383
		Internet Services – 1.0%
5,900	[1]	NetFlix, Inc.	1,023,650
921	[1]	Overstock.com, Inc.	12,351
2,100	[1]	Priceline.com, Inc.	791,301
1,268	[1]	Rackspace Hosting, Inc.	31,649
744	[1]	Travelzoo, Inc.	25,556
		TOTAL	1,884,507
		IT Services – 0.0%
3,000		Broadridge Financial Solutions	66,000
		Leasing – 0.1%
3,810		Textainer Group Holdings Ltd.	98,984

Principal Amount or Shares			Value
		Life Insurance – 1.5%
64,200		MetLife, Inc.	2,589,186
1,800		Protective Life Corp.	43,146
2,700		Torchmark Corp.	154,656
		TOTAL	2,786,988
		Life Sciences Tools & Services – 0.1%
1,899	[1]	Bruker BioSciences Corp.	28,466
1,200	[1]	Illumina, Inc.	65,172
		TOTAL	93,638
		Machined Parts Original Equipment Manufacturers – 0.1%
3,627		Applied Industrial Technologies, Inc.	110,297
		Machinery – 0.1%
1,300		Caterpillar, Inc.	102,180
		Mail Order – 0.1%
3,837	[1]	HSN, Inc.	114,880
		Maritime – 0.1%
6,500	[1]	Genco Shipping & Trading Ltd.	107,575
		Meat Packing – 0.0%
1,000	[1]	Smithfield Foods, Inc.	16,750
		Medical Supplies – 0.4%
6,800		Baxter International, Inc.	346,120
2,501	[1]	Emergency Medical Services Corp., Class A	136,005
4,728	[1]	Sirona Dental Systems, Inc.	178,009
		TOTAL	660,134
		Medical Technology – 0.3%
400	[1]	IDEXX Laboratories, Inc.	23,984
1,165	[1]	Integra Lifesciences Corp.	50,118
9,800	[1]	Zimmer Holdings, Inc.	464,912
		TOTAL	539,014
		Metal Fabrication – 0.1%
890		Barnes Group, Inc.	16,189
126		Kaydon Corp.	4,394
700	[1]	Ladish Co., Inc.	22,393
4,586		Worthington Industries, Inc.	70,624
		TOTAL	113,600
		Miscellaneous Components – 0.7%
7,300		AVX Corp.	104,682
6,719	[1]	Amkor Technology, Inc.	48,444
12,100		Amphenol Corp., Class A	606,573
4,261	[1]	Applied Micro Circuits Corp.	42,908
4,344	[1]	MKS Instruments, Inc.	89,704
4,075	[1]	STR Holdings, Inc.	101,264
1,569	[1]	TriMas Corp.	24,837
22,000	[1]	Vishay Intertechnology, Inc.	248,600
		TOTAL	1,267,012
		Miscellaneous Food Products – 2.3%
123,000		Archer-Daniels-Midland Co.	4,098,360
1,138		Diamond Foods, Inc.	50,300
		TOTAL	4,148,660

Principal Amount or Shares			Value
		Miscellaneous Machinery – 0.3%
5,900		Illinois Tool Works, Inc.	269,630
2,349		Nordson Corp.	183,269
1,500		Rockwell Automation, Inc.	93,555
		TOTAL	546,454
		Money Center Bank – 3.8%
974,500	[1]	Citigroup, Inc.	4,063,665
79,200		J.P. Morgan Chase & Co.	2,980,296
		TOTAL	7,043,961
		Multi-Industry Capital Goods – 0.0%
745		Raven Industries, Inc.	30,634
		Multi-Line Insurance – 0.7%
13,300		Assurant, Inc.	525,882
1,075		FBL Financial Group, Inc., Class A	28,122
22,400		Lincoln National Corp.	548,352
4,700		Montpelier Re Holdings Ltd.	86,104
3,500		Unitrin, Inc.	85,050
		TOTAL	1,273,510
		Mutual Fund Adviser – 0.0%
980		Artio Global Investors, Inc.	15,259
		Office Furniture – 0.0%
1,615		HNI Corp.	39,826
		Oil Refiner – 0.7%
69,000		Valero Energy Corp.	1,238,550
4,550		World Fuel Services Corp.	128,447
		TOTAL	1,366,997
		Oil Well Supply – 0.2%
809		Carbo Ceramics, Inc.	67,770
3,343		Lufkin Industries, Inc.	163,306
7,853		RPC, Inc.	172,844
		TOTAL	403,920
		Other Computer Hardware – 0.0%
2,310	[1]	Smart Modular Technologies (WWH), Inc.	17,071
		Paint & Related Materials – 0.3%
6,600		Sherwin-Williams Co.	481,602
		Paper Products – 0.1%
2,800		Buckeye Technologies, Inc.	50,540
1,284	[1]	Clearwater Paper Corp.	103,683
467		Neenah Paper, Inc.	7,168
1,141		Rock-Tenn Co.	64,866
		TOTAL	226,257
		Personal Loans – 0.8%
36,900		Capital One Financial Corp.	1,375,263
1,035	[1]	Credit Acceptance Corp.	60,868
2,609	[1]	World Acceptance Corp.	112,579
		TOTAL	1,548,710
		Photo-Optical Component-Equipment – 0.1%
3,490		Cognex Corp.	93,183
1,069	[1]	Coherent, Inc.	44,855

Principal Amount or Shares			Value
1,232	[1]	IPG Photonics Corp.	27,720
		TOTAL	165,758
		Plastic – 0.0%
6,099	[1]	Polyone Corp.	78,799
		Pollution Control – 0.1%
4,000		Danaher Corp.	173,440
600	[1]	Waste Connections, Inc.	24,444
		TOTAL	197,884
		Printed Circuit Boards – 0.1%
1,549		Park Electrochemical Corp.	41,823
9,156	[1]	Sanmina-SCI Corporation	120,676
		TOTAL	162,499
		Professional Services – 0.0%
1,536		Corporate Executive Board Co.	47,985
		Property Liability Insurance – 2.7%
5,200		American Financial Group, Inc., Ohio	159,016
11,100		Chubb Corp.	644,022
2,400		Horace Mann Educators Corp.	44,856
3,700		Platinum Underwriters Holdings Ltd.	159,285
3,000		RenaissanceRe Holdings Ltd.	180,780
67,600		The Travelers Cos, Inc.	3,731,520
		TOTAL	4,919,479
		Real Estate Investment Trusts – 5.0%
4,000		Alexandria Real Estate Equities, Inc.	293,920
18,000		American Campus Communities, Inc.	569,340
18,000		Annaly Capital Management, Inc.	318,780
4,000		Avalonbay Communities, Inc.	425,240
11,500		Boston Properties, Inc.	991,185
37,000		Digital Realty Trust, Inc.	2,210,010
24,000		HCP, Inc.	864,240
28,056		Host Hotels & Resorts, Inc.	445,810
31,000		Nationwide Health Properties, Inc.	1,265,730
12,000		Plum Creek Timber Co., Inc.	442,080
13,691		Simon Property Group, Inc.	1,314,610
		TOTAL	9,140,945
		Recreational Goods – 0.0%
1,711		Sturm Ruger & Co., Inc.	26,794
		Recreational Vehicles – 0.1%
4,193		Brunswick Corp.	66,333
2,297		Polaris Industries, Inc.	163,294
		TOTAL	229,627
		Restaurant – 0.1%
500	[1]	Chipotle Mexican Grill, Inc.	105,105
837		Cracker Barrel Old Country Store, Inc.	45,106
		TOTAL	150,211
		Road & Rail – 0.0%
1,244	[1]	Genesee & Wyoming, Inc., Class A	57,510
		Semiconductor Distribution – 0.7%
971	[1]	Acacia Research — Technologies	25,848

Principal Amount or Shares			Value
23,300	[1]	Arrow Electronics, Inc.	689,913
18,300	[1]	Avnet, Inc.	544,974
3,039	[1]	Lattice Semiconductor Corp.	14,770
		TOTAL	1,275,505
		Semiconductor Manufacturing – 1.0%
4,394	[1]	Cavium Networks, Inc.	140,037
5,200	[1]	Cirrus Logic, Inc.	66,820
6,852	[1]	Integrated Device Technology, Inc.	40,358
3,478		Micrel, Inc.	41,423
160,600	[1]	Micron Technology, Inc.	1,328,162
3,000	[1]	NetLogic Microsystems, Inc.	90,180
2,249	[1]	Semtech Corp.	48,151
644	[1]	Supertex, Inc.	15,128
		TOTAL	1,770,259
		Semiconductor Manufacturing Equipment – 0.0%
1,611	[1]	Brooks Automation, Inc.	10,939
373	[1]	GT Solar International, Inc.	3,070
1,839	[1]	MIPS Technologies, Inc.	27,033
800	[1]	Novellus Systems, Inc.	23,368
		TOTAL	64,410
		Semiconductors & Semiconductor Equipment – 0.6%
19,600	[1]	Fairchild Semiconductor International, Inc., Class A	220,892
37,800		Intel Corp.	758,646
5,900		Linear Technology Corp.	190,157
		TOTAL	1,169,695
		Services to Medical Professionals – 0.9%
1,200	[1]	HMS Holdings Corp.	72,132
4,000	[1]	Health Net, Inc.	107,560
1,600	[1]	Humana, Inc.	93,264
1,500		Quest Diagnostics, Inc.	73,710
12,200		UnitedHealth Group, Inc.	439,810
16,000	[1]	Wellpoint, Inc.	869,440
		TOTAL	1,655,916
		Shoes – 0.3%
1,021		Brown Shoe Co., Inc.	11,997
1,974	[1]	Collective Brands, Inc.	30,261
8,344	[1]	CROCs, Inc.	116,232
1,854	[1]	DSW, Inc.	61,683
3,423	[1]	Deckers Outdoor Corp.	198,876
338	[1]	Steven Madden Ltd.	14,297
3,854	[1]	Timberland Co., Class A	80,857
		TOTAL	514,203
		Soft Drinks – 0.1%
5,400		Dr. Pepper Snapple Group, Inc.	197,370
		Software Packaged/Custom – 1.5%
991	[1]	Acxiom Corp.	17,392
2,428	[1]	Ariba, Inc.	45,598
4,100	[1]	Autodesk, Inc.	148,338
8,700		CA, Inc.	201,927

Principal Amount or Shares			Value
4,093	[1]	CSG Systems International, Inc.	79,568
1,500		Computer Sciences Corp.	73,575
5,500	[1]	F5 Networks, Inc.	647,350
955		IGATE Capital Corp.	19,520
4,000	[1]	Informatica Corp.	162,760
3,026	[1]	Lawson Software, Inc.	26,932
2,240	[1]	NetSuite, Inc.	45,875
12,400		Oracle Corp.	364,560
4,543	[1]	Quest Software, Inc.	118,890
2,800	[1]	Red Hat, Inc.	118,328
6,600	[1]	Rovi Corporation	334,290
10,869	[1]	Tibco Software, Inc.	208,902
2,300	[1]	VMware, Inc., Class A	175,858
		TOTAL	2,789,663
		Specialty Chemicals – 0.3%
1,016		Arch Chemicals, Inc.	36,078
2,800		Cabot Corp.	95,256
100	[1]	OM Group, Inc.	3,327
5,331	[1]	Polypore International, Inc.	177,362
6,045	[1]	Rockwood Holdings, Inc.	205,047
		TOTAL	517,070
		Specialty Machinery – 0.1%
2,600		Gardner Denver, Inc.	150,332
1,519	[1]	Universal Display Corp.	38,036
		TOTAL	188,368
		Specialty Retailing – 1.3%
57,700		CVS Corp.	1,737,924
540	[1]	Dorman Products, Inc.	19,705
1,364	[1]	Hibbett Sports, Inc.	36,760
825	[1]	Jo-Ann Stores, Inc.	35,681
1,809	[1]	Kirkland's, Inc.	24,331
6,487	[1]	Penske Automotive Group, Inc.	87,250
4,881		Sothebys Holdings, Inc., Class A	213,983
4,979		Tractor Supply Co.	197,168
944	[1]	Vitamin Shoppe Industries, Inc.	26,253
		TOTAL	2,379,055
		Technology Hardware & Equipment – 0.1%
4,218	[1]	Isilon Systems, Inc.	120,086
		Telecommunication Equipment & Services – 0.4%
5,399	[1]	Acme Packet, Inc.	213,530
5,821		Adtran, Inc.	187,844
3,516	[1]	Anixter International, Inc.	188,774
1,334	[1]	Oplink Communications, Inc.	23,318
5,192		Plantronics, Inc.	186,289
		TOTAL	799,755
		Textiles Apparel & Luxury Goods – 0.1%
1,500		Coach, Inc.	75,000
602	[1]	Warnaco Group, Inc.	31,972
		TOTAL	106,972

Principal Amount or Shares			Value
		Trucking – 0.1%
1,288	[1]	Celadon Group, Inc.	16,705
1,690		Forward Air Corp.	45,427
5,868	[1]	Old Dominion Freight Lines, Inc.	164,598
		TOTAL	226,730
		Undesignated Consumer Cyclicals – 0.3%
1,589	[1]	Grand Canyon Education, Inc.	29,889
1,900		Herbalife Ltd.	121,334
4,580		Nu Skin Enterprises, Inc.	140,148
2,641	[1]	Parexel International Corp.	56,782
3,647	[1]	Wright Express Corp.	137,528
		TOTAL	485,681
		Undesignated Consumer Staples – 0.0%
542	[1]	USANA, Inc.	23,805
		Wireless Communications – 0.0%
1,046	[1]	InterDigital, Inc.	35,114
4,100	[1]	MetroPCS Communications, Inc.	42,681
		TOTAL	77,795
		TOTAL COMMON STOCKS (IDENTIFIED COST $87,657,708)	97,397,263
		Asset-Backed Securities – 1.7%
$250,000		Banc of America Commercial Mortgage, Inc. 2007-4 A4, 5.741%, 2/10/2051	266,888
1,200,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Series 2007-CD5, 5.886%, 11/15/2044	1,294,042
1,000,000		Credit Suisse Mortgage Capital Certificate 2006-C4, Series 2006-C4, 5.509%, 9/15/2039	914,510
29,591		CS First Boston Mortgage Securities Corp. 2002-HE4 AF, 5.510%, 8/25/2032	25,909
100,000		Merrill Lynch Mortgage Trust 2008-C1 AM, 6.461%, 2/12/2051	91,627
150,000		Merrill Lynch Mortgage Trust 2008-C1, Series 2008-C1, 5.425%, 2/12/2051	154,996
250,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Series 2007-6, 5.485%, 3/12/2051	246,216
140,000		Morgan Stanley Capital I 2006-IQ12 A4, 5.332%, 12/15/2043	152,067
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,031,755)	3,146,255
		Collateralized Mortgage Obligations – 1.1%
2,541		Bear Stearns Mortgage Securities, Inc. 1997-6 1A, 6.753%, 3/25/2031	2,604
410,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4 A3, 5.293%, 12/11/2049	426,013
8,320		Federal Home Loan Mortgage Corp. REMIC 1311 K, 7.000%, 7/15/2022	9,412
17,117		Federal Home Loan Mortgage Corp. REMIC 1384 D, 7.000%, 9/15/2022	19,371
10,216		Federal Home Loan Mortgage Corp. REMIC 1595 D, 7.000%, 10/15/2013	10,716
39,561		Federal Home Loan Mortgage Corp. REMIC 2497 JH, 6.000%, 9/15/2032	43,604
39,673		Federal National Mortgage Association REMIC 1993-113 SB, 9.748%, 7/25/2023	44,714
4,066		Federal National Mortgage Association REMIC 2001-37 GA, 8.000%, 7/25/2016	4,475
9,551		Federal National Mortgage Association REMIC 2003-35 UC, 3.750%, 5/25/2033	9,894
27,865		Government National Mortgage Association REMIC 2002-17 B, 6.000%, 3/20/2032	30,933
100,000		JP Morgan Chase Commercial Mortgage Securities 2007-C1 A4, 5.716%, 2/15/2051	105,793
198,736	[2,3]	JP Morgan Chase Commercial Mortgage Securities 2010-C1 A1, 3.853%, 6/15/2043	208,313
675,000		LB-UBS Commercial Mortgage Trust 2008-C1 A2, 6.324%, 4/15/2041	732,673
350,000		Morgan Stanley Capital, Inc. A4, 5.879%, 6/11/2049	373,671
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,833,743)	2,022,186
		Corporate Bonds – 13.6%
		Basic Industry - Chemicals – 0.3%
100,000		Albemarle Corp., Sr. Note, 5.100%, 02/01/2015	110,282

Principal Amount or Shares			Value
$70,000		Dow Chemical Co., Note, 8.550%, 05/15/2019	90,047
28,000		Du Pont (E.I.) de Nemours & Co., 5.000%, 01/15/2013	30,594
30,000		Du Pont (E.I.) de Nemours & Co., 6.000%, 07/15/2018	36,033
35,000	[2,3]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.000%, 12/10/2019	37,056
70,000		Praxair, Inc., 4.625%, 03/30/2015	78,876
75,000		Rohm & Haas Co., 6.000%, 09/15/2017	84,011
30,000		Sherwin-Williams Co., 3.125%, 12/15/2014	31,905
		TOTAL	498,804
		Basic Industry - Metals & Mining – 0.6%
50,000		Alcan, Inc., 5.000%, 06/01/2015	55,862
85,000		Alcoa, Inc., Note, 5.550%, 02/01/2017	90,332
80,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 06/01/2019	96,192
15,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 04/15/2040	15,301
10,000		ArcelorMittal, 6.125%, 6/01/2018	10,883
100,000		ArcelorMittal, Sr. Unsecd. Note, 5.250%, 08/05/2020	101,416
150,000		BHP Finance (USA), Inc., Company Guarantee, 5.250%, 12/15/2015	173,180
130,000		Barrick Gold Corp., Sr. Unsecd. Note, 6.950%, 4/01/2019	165,420
50,000		Newmont Mining Corp., Company Guarantee, 5.875%, 04/01/2035	53,847
85,000		Rio Tinto Finance USA Ltd, Company Guarantee, 6.500%, 7/15/2018	104,139
85,000		Rio Tinto Finance USA Ltd., 5.875%, 07/15/2013	96,180
20,000		Southern Copper Corp., Note, 6.750%, 04/16/2040	21,597
60,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.500%, 04/15/2020	65,233
		TOTAL	1,049,582
		Basic Industry - Paper – 0.1%
20,000		International Paper Co., Bond, 7.300%, 11/15/2039	22,915
105,000		International Paper Co., Sr. Unsecd. Note, 7.500%, 08/15/2021	128,415
50,000		Weyerhaeuser Co., Deb., 7.375%, 03/15/2032	50,893
		TOTAL	202,223
		Capital Goods - Aerospace & Defense – 0.2%
50,000	[2,3]	BAE Systems Holdings, Inc., 5.200%, 08/15/2015	55,812
125,000		Boeing Co., Note, 5.125%, 02/15/2013	136,915
40,000		Goodrich Corp., Sr. Unsecd. Note, 3.600%, 02/01/2021	39,771
30,000		Lockheed Martin Corp., Sr. Note, 4.121%, 03/14/2013	32,292
20,000		Raytheon Co., Sr. Note, 4.400%, 02/15/2020	21,718
		TOTAL	286,508
		Capital Goods - Building Materials – 0.1%
105,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 03/15/2020	110,217
70,000		RPM International, Inc., 6.500%, 02/15/2018	77,697
55,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	60,861
30,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 04/20/2020	31,261
		TOTAL	280,036
		Capital Goods - Diversified Manufacturing – 0.6%
15,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 04/15/2020	16,404
60,000		Dover Corp., Note, 5.450%, 03/15/2018	70,049
30,000		Emerson Electric Co., 4.875%, 10/15/2019	34,147
100,000		Emerson Electric Co., Unsecd. Note, 5.750%, 11/01/2011	105,221
160,000		Harsco Corp., 5.750%, 05/15/2018	183,350
80,000		Hubbell, Inc., 5.950%, 06/01/2018	94,827
60,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 08/15/2018	72,109

Principal Amount or Shares			Value
$90,000		Roper Industries, Inc., 6.625%, 08/15/2013	101,882
140,000		Textron Financial Corp., 5.400%, 04/28/2013	147,228
40,000	[2,3]	Textron Financial Corp., Jr. Sub. Note, 6.000%, 02/15/2067	32,200
15,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	16,573
130,000		Tyco Electronics Group SA, 5.950%, 01/15/2014	145,395
45,000		Tyco International Finance SA, Note, 4.125%, 10/15/2014	49,114
		TOTAL	1,068,499
		Capital Goods - Environmental – 0.1%
85,000		Republic Services, Inc., Company Guarantee, Series WI, 5.500%, 09/15/2019	96,655
25,000		Waste Management, Inc., 7.375%, 03/11/2019	31,603
		TOTAL	128,258
		Capital Goods - Packaging – 0.0%
20,000		Pactiv Corp., 6.400%, 01/15/2018	20,206
30,000		Sonoco Products Co., Sr. Unsecd. Note, 5.750%, 11/01/2040	30,134
		TOTAL	50,340
		Communications - Media & Cable – 0.3%
200,000		Comcast Corp., Company Guarantee, 6.500%, 01/15/2017	238,536
20,000		Cox Communications, Inc., 7.125%, 10/01/2012	22,170
75,000		Cox Communications, Inc., Unsecd. Note, 5.450%, 12/15/2014	85,095
100,000		Time Warner Cable, Inc., Company Guarantee, 6.750%, 06/15/2039	114,547
30,000		Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	39,093
20,000		Time Warner Cable, Inc., Company Guarantee, 8.750%, 02/14/2019	26,681
25,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.850%, 05/01/2017	28,804
		TOTAL	554,926
		Communications - Media Noncable – 0.2%
25,000		Discovery Communications LLC, Company Guarantee, 5.050%, 06/01/2020	27,584
25,000		Moody's Corp., Sr. Unsecd. Note, 5.500%, 09/01/2020	25,755
75,000		News America Holdings, Inc., Company Guarantee, 8.000%, 10/17/2016	96,404
75,000		News America Holdings, Inc., Sr. Deb., 9.250%, 02/01/2013	88,055
100,000	[2,3]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.000%, 05/17/2016	105,003
		TOTAL	342,801
		Communications - Telecom Wireless – 0.4%
150,000		AT&T Wireless Services, Inc., 8.750%, 03/01/2031	212,434
100,000		America Movil S.A.B. de C.V., Note, 5.750%, 01/15/2015	114,486
100,000		Cingular Wireless LLC, Sr. Note, 6.500%, 12/15/2011	106,448
100,000	[2,3]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 01/15/2017	109,152
30,000	[2,3]	SBA Tower Trust, Series 144A, 5.101%, 04/15/2017	32,116
60,000		Vodafone Group PLC, 5.350%, 02/27/2012	63,571
100,000		Vodafone Group PLC, Note, 5.625%, 02/27/2017	115,654
		TOTAL	753,861
		Communications - Telecom Wirelines – 0.1%
125,000		Deutsche Telekom International Finance BV, 4.875%, 07/08/2014	139,058
40,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 07/08/2019	47,062
60,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.350%, 04/01/2019	73,818
		TOTAL	259,938
		Consumer Cyclical - Automotive – 0.2%
100,000	[2,3]	American Honda Finance Corp., 4.625%, 04/02/2013	108,199
75,000		DaimlerChrysler North America Holding Corp., 6.500%, 11/15/2013	86,457
10,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.500%, 01/18/2031	13,392

Principal Amount or Shares			Value
$25,000		Johnson Controls, Inc., Sr. Unsecd. Note, 5.000%, 03/30/2020	27,422
80,000	[2,3]	Nissan Motor Acceptance Corp., Note, 4.500%, 01/30/2015	85,631
		TOTAL	321,101
		Consumer Cyclical - Entertainment – 0.3%
200,000	[2]	Football Trust V, Pass Thru Cert., 5.350%, 10/05/2020	220,146
90,000	[2,3]	NBC Universal, Inc., Sr. Unsecd. Note, Series 144A, 5.150%, 04/30/2020	98,727
60,000		Time Warner, Inc., Company Guarantee, 6.200%, 03/15/2040	64,965
180,000		Time Warner, Inc., Company Guarantee, 6.875%, 05/01/2012	195,641
		TOTAL	579,479
		Consumer Cyclical - Lodging – 0.1%
50,000		Choice Hotels International, Inc., Company Guarantee, 5.700%, 08/28/2020	50,511
100,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.000%, 12/01/2016	106,974
		TOTAL	157,485
		Consumer Cyclical - Retailers – 0.4%
70,000		Best Buy Co., Inc., 6.750%, 07/15/2013	78,423
190,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.750%, 06/01/2017	219,818
80,000		Costco Wholesale Corp., 5.300%, 03/15/2012	85,168
85,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.750%, 02/15/2018	83,938
25,000		Kohl's Corp., Unsecd. Note, 7.375%, 10/15/2011	26,521
100,000		Target Corp., 5.875%, 03/01/2012	107,107
50,000		Target Corp., Note, 5.875%, 07/15/2016	60,396
40,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 6.200%, 4/15/2038	46,637
		TOTAL	708,008
		Consumer Non-Cyclical - Food/Beverage – 0.6%
100,000	[2,3]	Bacardi Ltd., Sr. Note, 7.450%, 04/01/2014	118,595
100,000		Bottling Group LLC, Note, 5.500%, 04/01/2016	118,202
30,000		Coca-Cola Enterprises, Inc., 4.250%, 03/01/2015	33,443
60,000		Diageo Capital PLC, Company Guarantee, 7.375%, 01/15/2014	71,376
30,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 2.350%, 12/21/2012	30,927
90,000		General Mills, Inc., Note, 5.700%, 02/15/2017	106,710
135,000		Kellogg Co., 4.250%, 03/06/2013	145,069
40,000		Kellogg Co., Sr. Unsub., 5.125%, 12/03/2012	43,537
75,000		Kraft Foods, Inc., Note, 5.250%, 10/01/2013	83,163
110,000		Kraft Foods, Inc., Note, 6.250%, 06/01/2012	119,275
90,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 02/01/2018	106,180
75,000		PepsiCo, Inc., 4.650%, 02/15/2013	81,792
20,000		Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 08/15/2039	21,513
20,000		Sysco Corp., Sr. Note, 5.375%, 03/17/2019	23,327
50,000		Sysco Corp., Sr. Unsecd. Note, 4.200%, 02/12/2013	53,828
		TOTAL	1,156,937
		Consumer Non-Cyclical - Health Care – 0.3%
40,000		Baxter International, Inc., 6.250%, 12/01/2037	47,415
50,000		Boston Scientific Corp., 4.500%, 01/15/2015	52,584
75,000		Boston Scientific Corp., 6.000%, 01/15/2020	82,414
20,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.250%, 6/15/2019	24,988
40,000		Life Technologies Corp., Sr. Note, 3.375%, 03/01/2013	41,252
190,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.400%, 07/01/2017	216,694
50,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.150%, 12/28/2012	51,077

Principal Amount or Shares			Value
$10,000		Zimmer Holdings, Inc., Sr. Note, 5.750%, 11/30/2039	10,646
		TOTAL	527,070
		Consumer Non-Cyclical - Pharmaceuticals – 0.3%
60,000		Abbott Laboratories, 5.150%, 11/30/2012	65,641
125,000		Eli Lilly & Co., Unsecd. Note, 6.570%, 01/01/2016	153,294
100,000		Genentech, Inc., Note, 4.750%, 07/15/2015	113,794
30,000		Pfizer, Inc., Sr. Unsecd. Note, 6.200%, 03/15/2019	36,870
100,000		Pharmacia Corp., Sr. Deb., 6.500%, 12/01/2018	124,344
		TOTAL	493,943
		Consumer Non-Cyclical - Products – 0.1%
10,000		Clorox Co., Sr. Unsecd. Note, 3.550%, 11/01/2015	10,790
20,000		Hasbro, Inc., Sr. Unsecd. Note, 6.350%, 03/15/2040	20,248
75,000		Philips Electronics NV, 5.750%, 03/11/2018	87,673
80,000		Whirlpool Corp., 5.500%, 03/01/2013	85,915
		TOTAL	204,626
		Consumer Non-Cyclical - Supermarkets – 0.0%
40,000		Kroger Co., Bond, 6.900%, 04/15/2038	47,612
		Consumer Non-Cyclical - Tobacco – 0.1%
70,000		Altria Group, Inc., 9.250%, 08/06/2019	96,439
30,000		Philip Morris International, Inc., 5.650%, 05/16/2018	35,375
		TOTAL	131,814
		Energy - Independent – 0.3%
100,000		Apache Corp., Sr. Unsecd. Note, 5.100%, 09/01/2040	99,828
50,000		Canadian Natural Resources Ltd., 4.900%, 12/01/2014	56,375
30,000		Devon Financing Corp., Company Guarantee, 6.875%, 9/30/2011	31,709
30,000		EOG Resources, Inc., Note, 5.625%, 06/01/2019	35,237
150,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 03/15/2015	162,426
15,000		Petroleos Mexicanos, Company Guarantee, Series WI, 6.000%, 3/05/2020	16,917
75,000		XTO Energy, Inc., 6.375%, 06/15/2038	94,097
60,000		XTO Energy, Inc., 6.750%, 08/01/2037	78,429
45,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.250%, 08/01/2017	55,004
		TOTAL	630,022
		Energy - Integrated – 0.2%
20,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/01/2015	20,576
100,000		Hess Corp., Sr. Unsecd. Note, 5.600%, 02/15/2041	102,498
200,000		Husky Oil Ltd., Deb., 7.550%, 11/15/2016	238,963
		TOTAL	362,037
		Energy - Oil Field Services – 0.1%
15,000	[2,3]	Nabors Industries, Inc., Company Guarantee, 5.000%, 09/15/2020	15,393
15,000		Nabors Industries, Inc., Company Guarantee, 9.250%, 01/15/2019	19,218
15,000		Noble Holding International Ltd., Company Guarantee, 4.900%, 08/01/2020	16,566
80,000		Weatherford International Ltd., 6.000%, 03/15/2018	89,174
		TOTAL	140,351
		Energy - Refining – 0.2%
100,000		Valero Energy Corp., 6.875%, 04/15/2012	107,604
115,000		Valero Energy Corp., 7.500%, 04/15/2032	124,673
10,000		Valero Energy Corp., 9.375%, 03/15/2019	12,824
35,000		Valero Energy Corp., Note, 4.750%, 04/01/2014	37,850
		TOTAL	282,951

Principal Amount or Shares			Value
		Financial Institution - Banking – 1.8%
$60,000		Bank of America Corp., Note, 4.500%, 4/01/2015	62,623
250,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	284,532
120,000		Bank of America Corp., Sr. Unsecd. Note, 3.700%, 09/01/2015	121,233
125,000	[2,3]	Barclays Bank PLC, 5.926%, 12/31/2049	118,906
130,000	[4]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.250%, 02/01/2018	158,558
50,000		Capital One Financial Corp., Sr. Note, 7.375%, 05/23/2014	58,466
20,000		Citigroup, Inc., Sr. Unsecd. Note, 6.000%, 12/13/2013	22,175
155,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 03/05/2038	172,893
25,000		City National Corp., Note, 5.250%, 09/15/2020	25,865
40,000	[2,3]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.750%, 10/15/2014	42,646
150,000		Credit Suisse First Boston USA, Inc., 5.125%, 01/15/2014	166,503
50,000		Goldman Sachs Group, Inc., 6.000%, 05/01/2014	56,399
25,000		Goldman Sachs Group, Inc., 6.125%, 02/15/2033	27,306
75,000		Goldman Sachs Group, Inc., Bond, 5.150%, 01/15/2014	82,154
70,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 01/15/2015	76,540
150,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.250%, 10/15/2013	164,762
170,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.150%, 4/01/2018	190,516
250,000		HSBC Bank USA, Sr. Sub. Note, 4.625%, 04/01/2014	268,654
100,000		J.P. Morgan Chase & Co., Sub. Note, 5.125%, 09/15/2014	109,501
90,000		M & T Bank Corp., 5.375%, 05/24/2012	95,175
35,000		Morgan Stanley, Sr. Unsecd. Note, 5.950%, 12/28/2017	38,022
70,000		Morgan Stanley, Sr. Unsecd. Note, 6.000%, 04/28/2015	77,865
110,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 04/01/2018	123,669
30,000		Northern Trust Corp., 4.625%, 05/01/2014	33,377
200,000		PNC Funding Corp., Sub. Note, 5.625%, 02/01/2017	218,318
100,000	[2,3]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/07/2015	101,706
20,000		State Street Corp., Sr. Note, 4.300%, 05/30/2014	22,016
200,000		Wachovia Bank N.A., 4.800%, 11/01/2014	217,613
30,000		Wachovia Corp., 5.750%, 02/01/2018	34,089
70,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	76,299
100,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	102,435
		TOTAL	3,350,816
		Financial Institution - Brokerage – 0.6%
250,000		Blackrock, Inc., 6.250%, 09/15/2017	293,808
20,000	[2,3]	CME Group Index Services LLC, Company Guarantee, Series 144A, 4.400%, 03/15/2018	21,354
20,000	[2,3]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	21,059
45,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.950%, 06/01/2014	50,026
120,000		Eaton Vance Corp., 6.500%, 10/02/2017	140,893
150,000	[2,3]	FMR LLC, Bond, 7.570%, 6/15/2029	169,781
20,000		Franklin Resources, Inc., Sr. Unsecd. Note, 4.625%, 05/20/2020	21,918
75,000		Janus Capital Group, Inc., Sr. Note, 6.500%, 06/15/2012	78,635
80,000		Janus Capital Group, Inc., Sr. Note, 6.950%, 06/15/2017	83,910
25,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.875%, 04/15/2021	26,570
60,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.500%, 07/15/2019	70,310
30,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 4.000%, 01/15/2015	31,438
55,000		Raymond James Financial, Inc., 8.600%, 08/15/2019	66,651
50,000		TD Ameritrade Holding Corp., Company Guarantee, 4.150%, 12/01/2014	53,416
		TOTAL	1,129,769

Principal Amount or Shares			Value
		Financial Institution - Finance Noncaptive – 0.9%
$100,000		American Express Co., 4.875%, 07/15/2013	108,384
65,000		American Express Co., Sr. Unsecd. Note, 8.125%, 05/20/2019	83,299
150,000		American Express Credit Corp., 5.875%, 05/02/2013	165,281
100,000		American General Finance Corp., 4.000%, 03/15/2011	99,500
110,000		Berkshire Hathaway, Inc., Company Guarantee, 5.000%, 08/15/2013	122,313
120,000		Capital One Capital IV, 6.745%, 02/17/2037	121,500
5,000		Capital One Capital V, 10.250%, 08/15/2039	5,456
10,000		Capital One Capital VI, 8.875%, 05/15/2040	10,625
410,000		General Electric Capital Corp., 5.625%, 05/01/2018	457,673
200,000		General Electric Capital Corp., Note, 4.875%, 03/04/2015	220,914
100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	95,750
200,000	[2,3]	ILFC E-Capital Trust I, 5.900%, 12/21/2065	151,000
20,000	[2,3]	Macquarie Group Ltd., Note, Series 144A, 7.625%, 8/13/2019	23,548
60,000	[2,3]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.000%, 01/14/2020	63,774
		TOTAL	1,729,017
		Financial Institution - Insurance - Health – 0.2%
75,000		Aetna US Healthcare, 5.750%, 06/15/2011	77,381
60,000		CIGNA Corp., 6.350%, 03/15/2018	70,057
100,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.000%, 2/15/2018	116,809
50,000		Wellpoint, Inc., 5.850%, 01/15/2036	50,815
		TOTAL	315,062
		Financial Institution - Insurance - Life – 0.5%
200,000		AXA-UAP, Sub. Note, 8.600%, 12/15/2030	232,995
10,000		Aflac, Inc., Sr. Unsecd. Note, 6.900%, 12/17/2039	10,854
35,000		Aflac, Inc., Sr. Unsecd. Note, 8.500%, 05/15/2019	44,904
15,000		Lincoln National Corp., Sr. Note, 7.000%, 06/15/2040	16,597
80,000	[2,3]	Massachusetts Mutual Life Insurance Co., Sub. Note, 8.875%, 06/01/2039	106,301
70,000		MetLife, Inc., 6.750%, 06/01/2016	84,243
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 08/01/2069	13,500
50,000	[2,3]	New York Life Insurance Co., Sub. Note, 6.750%, 11/15/2039	59,724
85,000	[2,3]	Pacific Life Global Fund, Sr. Secd. Note, 5.150%, 4/15/2013	92,434
15,000	[2,3]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 06/15/2040	14,698
120,000		Prudential Financial, Inc., 5.150%, 01/15/2013	129,324
85,000		Prudential Financial, Inc., 6.625%, 12/01/2037	94,396
		TOTAL	899,970
		Financial Institution - Insurance - P&C – 0.4%
90,000		ACE INA Holdings, Inc., 5.600%, 05/15/2015	102,559
91,000		ACE INA Holdings, Inc., Sr. Note, 5.700%, 02/15/2017	102,606
100,000		Allstate Corp., Unsecd. Note, 5.000%, 08/15/2014	112,002
75,000		CNA Financial Corp., 6.500%, 08/15/2016	83,147
30,000		CNA Financial Corp., Sr. Unsecd. Note, 7.350%, 11/15/2019	33,867
20,000		Chubb Corp., Sr. Note, 5.750%, 05/15/2018	23,133
100,000	[2,3]	Liberty Mutual Group, Inc., Unsecd. Note, 5.750%, 03/15/2014	105,608
25,000	[2,3]	Nationwide Mutual Insurance Co., Note, Series 144A, 9.375%, 08/15/2039	29,467
100,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.500%, 12/01/2015	115,448
		TOTAL	707,837
		Financial Institution - REITs – 0.3%
40,000		AMB Property LP, 6.300%, 06/01/2013	43,622
15,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.700%, 03/15/2017	17,066

Principal Amount or Shares			Value
$55,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	62,194
20,000		Equity One, Inc., Bond, 6.000%, 09/15/2017	20,733
20,000		Equity One, Inc., Sr. Unsecd. Note, 6.250%, 12/15/2014	21,753
40,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 04/15/2020	43,581
75,000		Liberty Property LP, 6.625%, 10/01/2017	85,818
100,000		Prologis, Sr. Note, 5.500%, 04/01/2012	103,203
20,000		Regency Centers LP, Company Guarantee, 4.800%, 04/15/2021	20,267
95,000		Simon Property Group LP, 6.125%, 05/30/2018	109,709
35,000		Simon Property Group LP, 6.750%, 05/15/2014	40,504
30,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 06/01/2020	33,106
		TOTAL	601,556
		Sovereign – 0.1%
40,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.750%, 01/15/2016	40,623
150,000		Province of Saskatchewan Canada, Unsecd. Note, 9.125%, 02/15/2021	225,849
		TOTAL	266,472
		Technology – 0.7%
50,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.250%, 02/01/2015	52,721
40,000		BMC Software, Inc., 7.250%, 06/01/2018	48,344
60,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.500%, 02/22/2016	71,380
200,000		Dell Computer Corp., Deb., 7.100%, 04/15/2028	228,252
75,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.500%, 03/15/2011	76,416
90,000		Fiserv, Inc., Sr. Note, 6.800%, 11/20/2017	104,523
65,000		Harris Corp., 5.950%, 12/01/2017	74,359
110,000		Hewlett-Packard Co., Note, 5.400%, 03/01/2017	128,148
100,000		IBM Corp., Deb., 8.375%, 11/01/2019	139,007
70,000		KLA-Tencor Corp., 6.900%, 05/01/2018	80,226
30,000		Maxim Integrated Products, Inc., Note, 3.450%, 06/14/2013	31,023
150,000		Oracle Corp., 6.500%, 04/15/2038	181,748
		TOTAL	1,216,147
		Technology Services – 0.0%
10,000		eBay, Inc., Sr. Unsecd. Note, 3.250%, 10/15/2020	9,910
		Transportation - Airlines – 0.0%
75,000		Southwest Airlines Co., 6.500%, 03/01/2012	79,453
		Transportation - Railroads – 0.2%
75,000		Burlington Northern Santa Fe Corp., 4.875%, 01/15/2015	83,789
50,000		Burlington Northern Santa Fe Corp., Deb., 5.750%, 05/01/2040	53,249
100,000		Canadian Pacific RR, 7.125%, 10/15/2031	115,862
100,000		Norfolk Southern Corp., Note, 6.750%, 02/15/2011	101,828
100,000		Union Pacific Corp., 4.875%, 01/15/2015	111,719
		TOTAL	466,447
		Transportation - Services – 0.1%
90,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	103,866
		Utility - Electric – 1.1%
150,000		Alabama Power Co., 5.700%, 02/15/2033	162,354
70,000		Appalachian Power Co., Sr. Unsecd. Note, 7.950%, 01/15/2020	92,365
100,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	98,455
105,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.800%, 03/15/2018	122,360
100,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.500%, 09/15/2016	117,663
5,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.650%, 04/01/2019	6,274

Principal Amount or Shares			Value
$10,000		Duke Energy Ohio, Inc., 1st Mtg. Bond, 2.100%, 06/15/2013	10,304
60,000	[2,3]	Electricite De France SA, 5.500%, 1/26/2014	67,812
45,000	[2,3]	Electricite De France SA, Note, Series 144A, 5.600%, 01/27/2040	49,028
100,000		Exelon Generation Co. LLC, Note, 5.350%, 01/15/2014	111,474
100,000		FPL Group Capital, Inc., Unsecd. Note, 5.350%, 06/15/2013	110,047
4,000		FirstEnergy Corp., 6.450%, 11/15/2011	4,180
50,000		FirstEnergy Solutions Co, Company Guarantee, 4.800%, 2/15/2015	54,060
40,000		FirstEnergy Solutions Co, Company Guarantee, 6.050%, 8/15/2021	43,163
35,702	[2,3]	Great River Energy, 1st Mtg. Note, 5.829%, 07/01/2017	40,739
25,000		KCP&L Greater Missouri Operations Co., Sr. Unsecd. Note, 11.875%, 07/01/2012	28,763
40,000		National Rural Utilities Cooperative Finance Corp., 5.450%, 02/01/2018	45,843
90,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.500%, 07/01/2013	100,720
80,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.250%, 03/01/2018	92,459
50,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.000%, 12/15/2036	50,884
20,000		PSEG Power LLC, Company Guarantee, 2.500%, 4/15/2013	20,705
100,000		PSEG Power LLC, Company Guarantee, 7.750%, 04/15/2011	102,995
75,000		PSI Energy, Inc., Bond, 6.050%, 06/15/2016	89,017
50,000		Progress Energy, Inc., 7.050%, 03/15/2019	62,063
10,000		TECO Finance, Inc., Company Guarantee, 5.150%, 03/15/2020	10,877
40,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/01/2020	40,030
90,000		Union Electric Co., 6.000%, 04/01/2018	103,394
80,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.000%, 06/30/2019	90,919
90,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.100%, 11/30/2012	98,075
		TOTAL	2,027,022
		Utility - Natural Gas Distributor – 0.1%
40,000		Atmos Energy Corp., 5.125%, 01/15/2013	43,311
20,000		Atmos Energy Corp., 8.500%, 03/15/2019	26,056
10,000	[2,3]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.450%, 07/15/2020	10,857
55,000		Sempra Energy, Sr. Unsecd. Note, 6.500%, 06/01/2016	66,495
		TOTAL	146,719
		Utility - Natural Gas Pipelines – 0.4%
150,000		Consolidated Natural Gas Co., 5.000%, 12/01/2014	169,081
75,000		Duke Capital Corp., Sr. Note, 6.250%, 02/15/2013	82,666
40,000		Enbridge, Inc., Sr. Note, 5.600%, 04/01/2017	46,055
65,000		Enterprise Products LLC, Company Guarantee, Series O, 9.75%, 1/31/2014	80,273
100,000		Enterprise Products Operating LP, Company Guarantee, 5.900%, 04/15/2013	110,127
80,000		Kinder Morgan Energy Partners LP, Note, 6.550%, 09/15/2040	86,546
100,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 03/15/2035	97,158
40,000		Williams Partners LP, 5.250%, 03/15/2020	43,784
		TOTAL	715,690
		TOTAL CORPORATE BONDS (IDENTIFIED COST $22,652,635)	24,984,965
		Government/Agency – 0.1%
		Sovereign – 0.1%
75,000		United Mexican States, 6.625%, 03/03/2015 (IDENTIFIED COST $79,288)	89,287
		GOVERNMENT AGENCIES – 2.1%
750,000		Federal Home Loan Mortgage Corp., 5.500%, 7/18/2016	905,720

Principal Amount or Shares			Value
$2,750,000		Federal National Mortgage Association, 4.375%, 3/15/2013	2,999,724
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $3,569,369)	3,905,444
		Mortgage-Backed Securities – 0.0%
		Federal National Mortgage Association – 0.0%
7,327		Federal National Mortgage Association Pool 408761, 7.000%, 12/1/2012	7,680
5,679		Federal National Mortgage Association Pool 512255, 7.500%, 9/1/2014	6,130
13,778		Federal National Mortgage Association Pool 609554, 7.500%, 10/1/2016	15,183
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $27,667)	28,993
		MUNICIPAL security – 0.0%
		Municipal Services – 0.0%
70,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/01/2038 (IDENTIFIED COST $70,000)	75,994
		U.S. Treasury – 1.8%
3,000,000		United States Treasury Note, 1.375%, 1/15/2013	3,064,954
150,000	[5]	United States Treasury Note, 4.125%, 5/15/2015	170,719
		TOTAL U.S. TREASURY (IDENTIFIED COST $3,153,807)	3,235,673
		EXCHANGE-TRADED FUNDS – 13.0%
364,500		iShares MSCI Emerging Market Index Fund	16,814,385
124,000		iShares MSCI EAFE Index Fund	7,069,240
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $19,657,079)	23,883,625
		MUTUAL FUNDS – 10.8%;6
78,409		Emerging Markets Fixed Income Core Fund	2,220,499
841,825		Federated Mortgage Core Portfolio	8,586,611
77,430		Federated Project and Trade Finance Core Fund	771,204
2,763,890	[7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22%	2,763,890
832,751		High Yield Bond Portfolio	5,504,484
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $18,458,820)	19,846,688
		TOTAL INVESTMENTS — 97.2% (IDENTIFIED COST $160,191,871)[8]	178,616,373
		OTHER ASSETS AND LIABILITIES - NET — 2.8%[9]	5,205,658
		TOTAL NET ASSETS — 100%	$183,822,031

At October 31, 2010, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[1]United States Treasury Note 5-Year Long Futures	32	$3,890,500	December 2010	$38,154
[1]United States Treasury Bond 30-Year Long Futures	3	$392,813	December 2010	$(944)
[1]United States Treasury Note 2-Year Short Futures	90	$19,798,594	December 2010	$(73,319)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(36,109)

Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2010, these restricted securities amounted to $2,620,651, which represented 1.4% of total net assets.

3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2010, these liquid restricted securities amounted to $2,400,505, which represented 1.3% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at October 31, 2010, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
Football Trust V, Pass Thru Cert., 5.350%, 10/05/2020	3/24/2010	$200,000	$220,146
4	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
5	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
6	Affiliated companies.
7	7-Day net yield.
8	At October 31, 2010, the cost of investments for federal tax purposes was $160,187,008. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $18,429,365. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $20,226,441 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,797,076.
9	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds*	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$96,536,928	$ —	$ —	$96,536,928
International	860,335	—	—	860,335
Debt Securities:
Asset-Backed Securities	—	3,146,255	—	3,146,255
Collateralized Mortgage Obligations	—	2,022,186	—	2,022,186
Corporate Bonds	—	24,984,965	—	24,984,965
Government/Agency	—	89,287	—	89,287
Government Agencies	—	3,905,444	—	3,905,444
Mortgage-Backed Securities	—	28,993	—	28,993
Municipal Security	—	75,994	—	75,994
U.S. Treasury	—	3,235,673	—	3,235,673
Exchange-Traded Funds	23,883,625	—	—	23,883,625
Mutual Funds	19,846,688	—	—	19,846,688
TOTAL SECURITIES	$141,127,576	$37,488,797	$ —	$178,616,373
OTHER FINANCIAL INSTRUMENTS**	$(36,109)	$ —	$ —	$(36,109)
*	Emerging Markets Fixed Income Core Fund (EMCORE) is an affiliated limited partnership offered only to registered investment companies and other accredited investors. EMCORE invests primarily in emerging markets fixed-income securities.
**	Other financial instruments include futures contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Debt Securities
Balance as of August 1, 2010	$750,000
Transfer in and/or out of Level 3	(750,000)[1]
Balance as of October 31, 2010	$ —
The total change in unrealized appreciation (depreciation) attributable to investments still held at October 31, 2010.	$ —
1	Transferred from Level 3 to Level 2 because observable market data was obtained for securities.

The following acronyms are used throughout this portfolio:

GO	— General Obligation
MTN	— Medium Term Note
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit

Federated MDT Large Cap Growth Fund

Portfolio of Investments

October 31, 2010 (unaudited)

Shares			Value
		COMMON STOCKS – 98.5%
		Agricultural Chemicals – 0.2%
2,446		Scotts Co.	130,616
		Agricultural Machinery – 0.3%
2,390		Bucyrus International, Inc.	162,902
		Air Freight & Logistics – 6.0%
15,624		C.H. Robinson Worldwide, Inc.	1,101,179
42,176		United Parcel Service, Inc.	2,840,132
		TOTAL	3,941,311
		Auto Components – 0.1%
9,090	[1]	Goodyear Tire & Rubber Co.	92,900
		Auto Original Equipment Manufacturers – 0.6%
7,089		Johnson Controls, Inc.	248,966
7,618	[1]	LKQ Corp.	165,615
		TOTAL	414,581
		Auto Part Replacement – 0.3%
3,727	[1]	WABCO Holdings, Inc.	173,007
		Automobiles – 1.3%
59,829	[1]	Ford Motor Co.	845,384
		Biotechnology – 1.0%
8,675	[1]	Hospira, Inc.	515,989
1,756	[1]	Waters Corp.	130,172
		TOTAL	646,161
		Cable & Wireless Television – 5.9%
68,711	[1]	DIRECTV Group, Inc., Class A	2,986,180
12,009	[1]	Discovery Communications, Inc.	535,721
7,049		Scripps Networks Interactive	358,724
		TOTAL	3,880,625
		Commodity Chemicals – 3.1%
5,903		Celanese Corp.	210,442
39,057		Du Pont (E.I.) de Nemours & Co.	1,846,615
		TOTAL	2,057,057
		Communications Equipment – 1.2%
18,017		Harris Corp.	814,188
		Computer Peripherals – 0.8%
9,932	[1]	NetApp, Inc.	528,879
		Computers - High End – 4.8%
21,645		IBM Corp.	3,108,222
		Computers - Midrange – 4.3%
66,235		Hewlett-Packard Co.	2,785,844
		Construction Machinery – 0.2%
2,275		Joy Global, Inc.	161,411
		Contracting – 0.5%
4,871	[1]	IHS, Inc., Class A	351,881
		Cosmetics & Toiletries – 1.5%
11,285		Estee Lauder Cos., Inc., Class A	803,153
3,874		International Flavors & Fragrances, Inc.	194,320
		TOTAL	997,473
1

Shares			Value
		Crude Oil & Gas Production – 1.2%
5,754		EOG Resources, Inc.	550,773
1,918		Range Resources Corp.	71,714
4,649	[1]	Southwestern Energy Co.	157,369
		TOTAL	779,856
		Defense Aerospace – 0.4%
3,850		General Dynamics Corp.	262,262
		Electric Utility – 0.4%
4,443		ITC Holdings Corp.	278,176
		Electrical Equipment – 5.2%
4,146		AMETEK, Inc.	224,091
52,183		Emerson Electric Co.	2,864,847
4,461		Roper Industries, Inc.	309,727
		TOTAL	3,398,665
		Electronic Equipment Instruments & Components – 1.4%
25,472	[1]	Agilent Technologies, Inc.	886,426
		Electronic Instruments – 0.6%
10,403	[1]	Trimble Navigation Ltd.	372,844
		Electronic Test/Measuring Equipment – 0.6%
6,529	[1]	Itron, Inc.	396,767
		Energy Equipment & Services – 1.4%
12,539	[1]	FMC Technologies, Inc.	904,062
		Ethical Drugs – 0.6%
7,637		Abbott Laboratories	391,931
		Financial Services – 1.5%
5,842		FactSet Research Systems	512,811
6,210		Visa, Inc., Class A	485,436
		TOTAL	998,247
		Food & Staples Retailing – 0.8%
10,038		Wal-Mart Stores, Inc.	543,758
		Food Products – 0.2%
3,424		McCormick & Co., Inc.	151,409
		Furniture – 0.2%
4,631	[1]	Tempur-Pedic International, Inc.	159,770
		Generic Drugs – 1.2%
12,381		Perrigo Co.	815,660
		Hotels – 3.8%
23,612		Marriott International, Inc., Class A	874,825
22,475		Starwood Hotels & Resorts Worldwide, Inc.	1,216,796
14,039		Wyndham Worldwide Corp.	403,621
		TOTAL	2,495,242
		Household Appliances – 0.3%
2,465		Whirlpool Corp.	186,921
		Industrial Machinery – 0.8%
9,652		Dover Corp.	512,521
		Internet Services – 5.4%
4,961	[1]	Monster Worldwide, Inc.	89,596
10,307	[1]	NetFlix, Inc.	1,788,264
4,467	[1]	Priceline.com, Inc.	1,683,210
		TOTAL	3,561,070
2

Shares			Value
		Life Sciences Tools & Services – 0.2%
2,093	[1]	Illumina, Inc.	113,671
		Medical Supplies – 0.7%
9,371		AmerisourceBergen Corp.	307,556
2,689	[1]	Emergency Medical Services Corp., Class A	146,228
		TOTAL	453,784
		Medical Technology – 0.2%
4,417		Medtronic, Inc.	155,523
		Metals & Mining – 0.2%
1,269		Walter Industries, Inc.	111,621
		Miscellaneous Components – 2.0%
25,714		Amphenol Corp., Class A	1,289,043
		Miscellaneous Machinery – 2.2%
4,465	[1]	Dresser-Rand Group, Inc.	152,792
1,445		Illinois Tool Works, Inc.	66,037
6,286		Parker-Hannifin Corp.	481,193
11,646		Rockwell Automation, Inc.	726,361
		TOTAL	1,426,383
		Multi-Industry Capital Goods – 1.8%
13,759		3M Co.	1,158,783
		Oil Well Supply – 0.0%
71		Schlumberger Ltd.	4,962
		Packaged Foods – 0.9%
11,715		Hershey Foods Corp.	579,775
		Personal Products – 0.4%
4,272		Kimberly-Clark Corp.	270,589
		Pollution Control – 3.7%
50,048		Danaher Corp.	2,170,082
6,057	[1]	Waste Connections, Inc.	246,762
		TOTAL	2,416,844
		Semiconductors & Semiconductor Equipment – 2.0%
40,357		Linear Technology Corp.	1,300,706
		Services to Medical Professionals – 0.3%
3,006	[1]	MEDNAX, Inc.	177,985
		Soft Drinks – 2.4%
25,110		The Coca-Cola Co.	1,539,745
		Software Packaged/Custom – 13.2%
10,317	[1]	Autodesk, Inc.	373,269
13,772	[1]	F5 Networks, Inc.	1,620,964
12,263	[1]	Informatica Corp.	498,982
29,187	[1]	Intuit, Inc.	1,400,976
91,800		Oracle Corp.	2,698,920
5,354	[1]	Red Hat, Inc.	226,260
14,673	[1]	Rovi Corp.	743,188
13,766	[1]	VMware, Inc., Class A	1,052,548
		TOTAL	8,615,107
		Specialty Machinery – 0.5%
5,252		Gardner Denver, Inc.	303,671
		Specialty Retailing – 2.0%
3,851	[1]	AutoZone, Inc.	915,113
3

Shares			Value
12,258		Limited Brands, Inc.	360,263
		TOTAL	1,275,376
		Textiles Apparel & Luxury Goods – 1.7%
21,842		Coach, Inc.	1,092,100
1,251	[1]	Hanesbrands, Inc.	31,025
		TOTAL	1,123,125
		Tobacco – 3.6%
13,547		Lorillard, Inc.	1,156,101
20,616		Philip Morris International, Inc.	1,206,036
		TOTAL	2,362,137
		Toys & Games – 0.2%
3,030		Hasbro, Inc.	140,138
		Undesignated Consumer Cyclicals – 1.2%
7,472		Herbalife Ltd.	477,162
4,240	[1]	ITT Educational Services, Inc.	273,607
174		Strayer Education, Inc.	24,331
		TOTAL	775,100
		Wireless Telecommunication Services – 1.0%
10,742	[1]	American Tower Systems Corp.	554,394
7,024	[1]	MetroPCS Communications, Inc.	73,120
		TOTAL	627,514
		TOTAL COMMON STOCKS (IDENTIFIED COST $54,470,257)	64,409,611
		MUTUAL FUND – 1.4%
950,209	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	950,209
		TOTAL INVESTMENTS — 99.9% (IDENTIFIED COST $55,420,466)[4]	65,359,820
		OTHER ASSETS AND LIABILITIES - NET — 0.1%[5]	57,127
		TOTAL NET ASSETS — 100%	$65,416,947
1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	At October 31, 2010, the cost of investments for federal tax purposes was $55,420,466. The net unrealized appreciation of investments for federal tax purposes was $9,939,354. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $10,210,570 and net unrealized depreciation from investments for those securities having an excess of cost over value of $271,216.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

4

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of October 31, 2010, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

5

Federated MDT Small Cap Core Fund

Portfolio of Investments

October 31, 2010 (unaudited)

Shares			Value
		COMMON STOCKS – 98.3%
		Agricultural Machinery – 0.4%
925		Lindsay Manufacturing Co.	53,326
		Airline - National – 1.6%
8,332		Aircastle Ltd.	76,738
1,481	[1]	Atlas Air Worldwide Holdings, Inc.	77,397
6,038	[1]	Jet Blue Airways Corp.	42,145
		TOTAL	196,280
		Airline - Regional – 1.8%
4,175	[1]	Alaska Air Group, Inc.	220,440
		Apparel – 0.9%
1,533	[1]	G-III Apparel Group Ltd.	40,471
1,769	[1]	Maidenform Brands, Inc.	47,339
1,002		Oxford Industries, Inc.	23,076
		TOTAL	110,886
		Auto Original Equipment Manufacturers – 1.8%
1,248		Superior Industries International, Inc.	22,402
6,229	[1]	Tenneco Automotive, Inc.	203,190
		TOTAL	225,592
		Auto Part Replacement – 0.3%
3,825		Standard Motor Products, Inc.	40,660
		Auto Rentals – 1.6%
891	[1]	AMERCO	73,347
6,555	[1]	United Rentals, Inc.	123,169
		TOTAL	196,516
		Beer – 0.1%
95	[1]	The Boston Beer Co., Inc., Class A	6,801
		Biotechnology – 2.1%
3,821	[1]	Acorda Therapeutics, Inc.	103,320
1,044	[1]	BioMimetic Therapeutics, Inc.	11,839
2,319	[1]	Emergent Biosolutions, Inc.	41,904
6,140	[1]	ViroPharma, Inc.	100,451
		TOTAL	257,514
		Business Services – 0.1%
209	[1]	OpenTable, Inc.	12,822
		Carpets – 0.1%
848		Interface, Inc.	12,203
		Clothing Stores – 1.0%
2,862		Mens Wearhouse, Inc.	69,947
413	[1]	Shoe Carnival, Inc.	9,458
5,060	[1]	Stein Mart, Inc.	47,513
		TOTAL	126,918
		Commodity Chemicals – 1.4%
5,308		Westlake Chemical Corp.	169,644
		Computer Peripherals – 0.5%
1,645	[1]	Compellent Technologies, Inc.	41,569
1,271		Daktronics, Inc.	13,879
		TOTAL	55,448
1

Shares			Value
		Computer Services – 4.9%
387	[1]	Manhattan Associates, Inc.	11,912
3,368	[1]	Riverbed Technology, Inc.	193,795
12,522	[1]	Synnex Corp.	363,639
1,108	[1]	Unisys Corp.	25,539
		TOTAL	594,885
		Construction & Engineering – 0.2%
1,205	[1]	Tutor Perini Corp.	27,968
		Construction Machinery – 0.4%
527		NACCO Industries, Inc., Class A	52,310
		Cosmetics & Toiletries – 1.2%
4,558	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	139,885
		Crude Oil & Gas Production – 0.3%
959	[1]	Bill Barrett Corp.	36,202
		Defense Aerospace – 1.0%
520		Ducommun, Inc.	11,165
199	[1]	Hawk Corp.	9,916
5,351	[1]	Hexcel Corp.	95,087
		TOTAL	116,168
		Department Stores – 0.7%
7,923	[1]	Saks, Inc.	88,262
		Diversified Financial Services – 0.3%
5,733	[1]	American Capital Ltd.	40,016
		Electric & Electronic Original Equipment Manufacturers – 0.4%
377	[1]	American Superconductor Corp.	12,686
968	[1]	Rogers Corp.	34,461
		TOTAL	47,147
		Electric Utility – 1.1%
3,798		El Paso Electric Co.	93,431
1,083		Idacorp, Inc.	39,854
		TOTAL	133,285
		Electrical Equipment – 1.3%
2,861		Smith (A.O.) Corp.	160,302
		Electronic Equipment Instruments & Components – 0.1%
977	[1]	Insight Enterprises, Inc.	14,772
		Electronic Instruments – 1.2%
851	[1]	iRobot Corp.	17,769
1,332	[1]	Ixia	20,846
9,798	[1]	Power-One, Inc.	101,997
		TOTAL	140,612
		Electronic Test/Measuring Equipment – 0.1%
537	[1]	Measurement Specialties, Inc.	11,997
		Financial Services – 3.9%
305	[1]	America's Car-Mart, Inc.	8,134
1,199		Lakeland Financial Corp.	22,769
2,723		Nelnet, Inc., Class A	61,186
1,637		Provident Financial Services, Inc.	20,692
10,798	[1]	Verifone Systems, Inc.	365,296
		TOTAL	478,077
		Food Wholesaling – 0.5%
1,969	[1]	Core-Mark Holding Co., Inc.	64,977
2

Shares			Value
		Furniture – 2.1%
2,973	[1]	La-Z Boy Chair Co.	23,100
6,681	[1]	Tempur-Pedic International, Inc.	230,495
		TOTAL	253,595
		Gas Distributor – 0.2%
627		Southwest Gas Corp.	21,795
		Greeting Cards – 0.9%
5,629		American Greetings Corp., Class A	109,034
		Grocery Chain – 0.2%
1,135		Ingles Markets, Inc., Class A	20,839
		Home Health Care – 2.4%
6,985	[1]	Amerigroup Corp.	291,484
		Internet Services – 1.4%
10,812		EarthLink Network, Inc.	97,200
1,018	[1]	Shutterfly, Inc.	30,642
1,288	[1]	Travelzoo, Inc.	44,242
		TOTAL	172,084
		Leasing – 0.1%
424	[1]	CAI International, Inc.	6,996
		Life Insurance – 3.6%
10,862		American Equity Investment Life Holding Co.	117,853
10,977		Delphi Financial Group, Inc., Class A	297,147
1,124	[1]	Universal American Financial Corp.	18,074
		TOTAL	433,074
		Long-Term Care Centers – 1.2%
11,015	[1]	Kindred Healthcare, Inc.	151,126
		Mail Order – 0.9%
3,751	[1]	HSN, Inc.	112,305
		Maritime – 1.3%
1,432		Knightbridge Tankers Ltd.	31,117
4,296		TAL International Group, Inc.	120,374
		TOTAL	151,491
		Medical Supplies – 0.1%
906	[1]	Align Technology, Inc.	15,429
		Metal Fabrication – 0.2%
838	[1]	Ladish Co., Inc.	26,808
		Metals & Mining – 1.1%
2,180	[1]	Cloud Peak Energy, Inc.	37,867
2,865	[1]	RTI International Metals	89,101
		TOTAL	126,968
		Miscellaneous Components – 1.5%
803	[1]	Integrated Silicon Solution, Inc.	6,031
3,062	[1]	MKS Instruments, Inc.	63,230
3,694	[1]	STR Holdings, Inc.	91,796
1,280	[1]	TriMas Corp.	20,262
		TOTAL	181,319
		Miscellaneous Food Products – 0.4%
2,121	[1]	Fresh Del Monte Produce, Inc.	46,938
28		The Anderson's, Inc.	1,102
		TOTAL	48,040
3

Shares			Value
		Miscellaneous Machinery – 1.9%
2,985		Nordson Corp.	232,890
		Money Center Bank – 0.6%
4,559		International Bancshares Corp.	78,096
		Multi-Line Insurance – 1.8%
735	[1]	Amerisafe, Inc.	14,031
4,269	[1]	CNO Financial Group, Inc.	23,223
624		EMC Insurance Group, Inc.	13,191
3,456		FBL Financial Group, Inc., Class A	90,409
717		Harleysville Group, Inc.	24,615
960		Infinity Property & Casualty	49,680
		TOTAL	215,149
		Office Furniture – 0.3%
3,789		Steelcase, Inc., Class A	31,865
		Offshore Driller – 3.0%
9,254	[1]	Bristow Group, Inc.	358,870
		Oil Service, Explore & Drill – 1.8%
1,087	[1]	Basic Energy Services, Inc.	12,022
8,717	[1]	Complete Production Services, Inc.	204,240
		TOTAL	216,262
		Oil Well Supply – 1.7%
420		Carbo Ceramics, Inc.	35,183
8,006		RPC, Inc.	176,212
		TOTAL	211,395
		Optical Reading Equipment – 0.2%
1,614	[1]	Newport Corp.	23,451
		Other Communications Equipment – 0.2%
866	[1]	Skyworks Solutions, Inc.	19,840
		Other Computer Hardware – 0.1%
2,076	[1]	Smart Modular Technologies (WWH), Inc.	15,342
		Other Tobacco Products – 2.1%
6,195		Universal Corp.	256,721
		Paper Products – 0.9%
2,374	[1]	Boise, Inc.	17,211
3,392		Buckeye Technologies, Inc.	61,226
2,139	[1]	Kapstone Paper and Packaging Corp.	27,379
		TOTAL	105,816
		Personal Loans – 0.5%
1,356	[1]	World Acceptance Corp.	58,511
		Personal Products – 0.2%
2,032	[1]	Prestige Brands Holdings, Inc.	21,844
		Personnel Agency – 0.4%
1,899		Administaff, Inc.	49,773
		Photo-Optical Comp-Equip – 1.6%
2,948		Cognex Corp.	78,712
1,563	[1]	Coherent, Inc.	65,583
1,978	[1]	IPG Photonics Corp.	44,505
		TOTAL	188,800
		Plastic – 0.4%
3,917	[1]	Polyone Corp.	50,608
4

Shares			Value
		Printed Circuit Boards – 2.7%
14,928	[1]	Benchmark Electronics, Inc.	245,267
6,196	[1]	Sanmina-SCI Corp.	81,663
		TOTAL	326,930
		Printing – 0.2%
556	[1]	Consolidated Graphics, Inc.	25,882
		Property Liability Insurance – 5.1%
1,996	[1]	American Safety Insurance Holdings, Ltd.	37,066
3,648	[1]	CNA Surety Corp.	70,224
2,660		Horace Mann Educators Corp.	49,715
8,819		Meadowbrook Insurance Group, Inc.	76,108
1,829		National Interstate Corp.	39,268
1,795		Platinum Underwriters Holdings Ltd.	77,275
3,098	[1]	ProAssurance Corp.	178,104
5,438		Selective Insurance Group, Inc.	92,011
		TOTAL	619,771
		Recreational Vehicles – 1.8%
3,102		Polaris Industries, Inc., Class A	220,521
		Regional Banks – 1.3%
105		Alliance Financial Corp.	3,199
342		Bar Harbor Bankshares	9,299
961		CVB Financial Corp.	7,313
3,933		Cathay Bancorp, Inc.	53,489
3,412		First Financial Bancorp	57,458
452		Republic Bancorp, Inc.	9,239
646		The First of Long Island Corp.	16,073
		TOTAL	156,070
		Restaurants – 1.4%
1,779	[1]	DineEquity Inc.	79,077
7,122	[1]	Ruby Tuesday, Inc.	86,176
		TOTAL	165,253
		Road & Rail – 0.4%
1,017	[1]	Genesee & Wyoming, Inc., Class A	47,016
		Savings & Loan – 1.0%
2,176	[1]	BofI Holding, Inc.	27,983
5,124		Flushing Financial Corp.	67,381
2,665		Northwest Bancshares, Inc.	30,221
		TOTAL	125,585
		Securities Brokerage – 0.3%
2,567	[1]	Investment Technology Group, Inc.	36,554
		Semiconductor Distribution – 0.1%
2,292	[1]	Lattice Semiconductor Corp.	11,139
		Semiconductor Manufacturing – 2.2%
1,790	[1]	Anadigics, Inc.	12,118
7,529	[1]	Cirrus Logic, Inc.	96,748
3,661	[1]	Semtech Corp.	78,382
8,264	[1]	Triquint Semiconductor, Inc.	85,119
		TOTAL	272,367
		Semiconductor Manufacturing Equipment – 0.8%
7,092	[1]	GT Solar International, Inc.	58,367
428	[1]	MIPS Technologies, Inc.	6,292
1,984	[1]	Photronics, Inc.	12,459
5

Shares			Value
1,009	[1]	Ultratech, Inc.	18,475
		TOTAL	95,593
		Semiconductors & Semiconductor Equipment – 0.3%
4,406	[1]	Entropic Communications, Inc.	36,834
		Shoes – 1.8%
10,056	[1]	Crocs, Inc.	140,080
4,110	[1]	Skechers USA, Inc., Class A	79,898
		TOTAL	219,978
		Software Packaged/Custom – 0.4%
790		IGATE Capital Corp.	16,147
1,821	[1]	Tibco Software, Inc.	35,000
		TOTAL	51,147
		Specialty Chemicals – 4.4%
1,314		Minerals Technologies, Inc.	77,093
4,504	[1]	Polypore International, Inc.	149,848
1,062		Quaker Chemical Corp.	38,678
8,010	[1]	Rockwood Holdings, Inc.	271,699
		TOTAL	537,318
		Specialty Retailing – 3.1%
1,633	[1]	Asbury Automotive Group, Inc.	23,548
592	[1]	Group 1 Automotive, Inc.	20,874
851	[1]	Pier 1 Imports, Inc.	7,387
7,402		Sothebys Holdings, Inc., Class A	324,503
		TOTAL	376,312
		Technology Hardware & Equipment – 1.0%
4,282	[1]	Isilon Systems, Inc.	121,909
		Telecommunication Equipment & Services – 0.4%
1,134	[1]	Oplink Communications, Inc.	19,822
1,089	[1]	Sycamore Networks, Inc.	33,204
		TOTAL	53,026
		Textiles Apparel & Luxury Goods – 0.3%
767	[1]	Under Armour, Inc., Class A	35,804
		Undesignated Consumer Cyclicals – 1.2%
4,569		Nu Skin Enterprises, Inc., Class A	139,811
		Undesignated Health – 1.5%
6,149	[1]	Healthspring, Inc.	179,489
		TOTAL COMMON STOCKS (IDENTIFIED COST $10,049,888)	11,943,844
		MUTUAL FUND – 1.5%
175,983	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	175,983
		TOTAL INVESTMENTS — 99.8% (IDENTIFIED COST $10,225,871)[4]	12,119,827
		OTHER ASSETS AND LIABILITIES - NET — 0.2%[5]	30,303
		TOTAL NET ASSETS — 100%	$12,150,130
1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	At October 31, 2010, the cost of investments for federal tax purposes was $10,225,871. The net unrealized appreciation of investments for federal tax purposes was $1,893,956. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,040,708 and net unrealized depreciation from investments for those securities having an excess of cost over value of $146,752.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2010.

6

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of October 31, 2010, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

7

Federated MDT Small Cap Growth Fund

Portfolio of Investments

October 31, 2010 (unaudited)

Shares			Value
		COMMON STOCKS – 98.3%
		Agricultural Machinery – 0.4%
4,219		Lindsay Manufacturing Co.	243,225
		Airline - Regional – 0.9%
9,435	[1]	Alaska Air Group, Inc.	498,168
		Apparel – 0.5%
1,265	[1]	Carter's, Inc.	31,499
8,716	[1]	Maidenform Brands, Inc.	233,240
		TOTAL	264,739
		Auto Original Equipment Manufacturers – 0.6%
1,848		Sun Hydraulics Corp.	57,417
7,533	[1]	Tenneco Automotive, Inc.	245,727
		TOTAL	303,144
		Auto Rentals – 0.5%
15,123	[1]	United Rentals, Inc.	284,161
		Beer – 0.9%
6,466	[1]	The Boston Beer Co., Inc., Class A	462,901
		Biotechnology – 1.2%
11,342	[1]	Acorda Therapeutics, Inc.	306,688
9,515	[1]	Cepheid, Inc.	200,195
1,845	[1]	Nektar Therapeutics	26,882
10,949	[1]	Questcor Pharmaceuticals, Inc.	134,344
		TOTAL	668,109
		Broadcasting – 0.4%
4,363	[1]	Loral Space & Communications Ltd.	242,714
		Building Materials – 0.3%
4,949		Quanex Building Products Corp.	89,181
4,637	[1]	Trex Co., Inc.	83,234
		TOTAL	172,415
		Building Products – 0.4%
8,377		Simpson Manufacturing Co., Inc.	222,661
		Business Services – 0.8%
7,260	[1]	OpenTable, Inc.	445,401
		Carpets – 0.3%
13,089		Interface, Inc.	188,351
		Clothing Stores – 4.4%
10,679	[1]	AnnTaylor Stores Corp.	248,821
7,182		Cato Corp., Class A	189,964
7,772	[1]	Children's Place Retail Stores, Inc.	342,434
18,340	[1]	Fossil, Inc.	1,081,876
8,780	[1]	Jos A. Bank Clothiers, Inc.	382,808
12,255	[1]	Talbots, Inc.	119,854
		TOTAL	2,365,757
		Commodity Chemicals – 0.0%
91		Newmarket Corp.	10,785
		Computer Peripherals – 2.2%
24,898	[1]	Aruba Networks, Inc.	545,515
18,483	[1]	Fortinet, Inc.	554,490
1

Shares			Value
2,974	[1]	Synaptics, Inc.	80,090
		TOTAL	1,180,095
		Computer Services – 1.9%
3,422	[1]	Manhattan Associates, Inc.	105,329
9,804	[1]	Riverbed Technology, Inc.	564,122
3,653		Syntel, Inc.	178,486
10,114	[1]	Xyratex Ltd.	156,565
		TOTAL	1,004,502
		Construction Machinery – 0.5%
2,837		NACCO Industries, Inc., Class A	281,601
		Cosmetics & Toiletries – 1.1%
31,555	[1]	Sally Beauty Holdings, Inc.	384,024
6,464	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	198,380
		TOTAL	582,404
		Crude Oil & Gas Production – 0.4%
3,182	[1]	Clayton Williams Energy, Inc.	190,029
1,623	[1]	Gulfport Energy Corp.	27,039
		TOTAL	217,068
		Defense Aerospace – 1.5%
1,643	[1]	Hawk Corp.	81,871
40,127	[1]	Hexcel Corp.	713,057
		TOTAL	794,928
		Discount Department Stores – 0.8%
27,238	[1]	99 Cents Only Stores	420,010
		Diversified Leisure – 0.3%
2,723	[1]	Coinstar, Inc.	156,790
		Electrical Equipment – 3.1%
9,406		Baldor Electric Co.	395,240
7,536		Belden, Inc.	210,254
8,579	[1]	Littelfuse, Inc.	364,007
10,179	[1]	Rofin-Sinar Technologies, Inc.	284,300
7,539		Smith (A.O.) Corp.	422,410
		TOTAL	1,676,211
		Electronic Instruments – 1.6%
1,418	[1]	Faro Technologies, Inc.	34,230
12,180	[1]	Hittite Microwave Corp.	629,341
6,190	[1]	iRobot Corp.	129,247
5,943	[1]	Power-One, Inc.	61,867
		TOTAL	854,685
		Electronic Test/Measuring Equipment – 0.1%
1,315	[1]	OYO Geospace Corp.	79,702
		Financial Services – 2.9%
2,691	[1]	America's Car-Mart, Inc.	71,769
24,244		Deluxe Corp.	495,547
30,023	[1]	Verifone Systems, Inc.	1,015,678
		TOTAL	1,582,994
		Furniture – 1.5%
24,217	[1]	Tempur-Pedic International, Inc.	835,486
		Generic Drugs – 0.3%
9,184	[1]	Impax Laboratories, Inc.	173,027
2

Shares			Value
		Home Health Care – 1.8%
23,156	[1]	Amerigroup Corp.	966,300
		Home Products – 1.7%
19,184		Tupperware Brands Corp.	859,635
1,127		WD 40 Co.	41,575
		TOTAL	901,210
		Industrial Machinery – 0.2%
4,324	[1]	Blount International, Inc.	64,860
1,739		Gorman Rupp Co.	51,857
		TOTAL	116,717
		Internet Services – 0.6%
1,610	[1]	Overstock.com, Inc.	21,590
6,871	[1]	Rackspace Hosting, Inc.	171,500
3,542	[1]	Travelzoo, Inc.	121,668
		TOTAL	314,758
		Leasing – 0.9%
18,085		Textainer Group Holdings Ltd.	469,848
		Machined Parts Original Equipment Manufacturers – 1.0%
17,763		Applied Industrial Technologies, Inc.	540,173
		Mail Order – 0.8%
14,685	[1]	HSN, Inc.	439,669
		Medical Supplies – 2.8%
9,461	[1]	Emergency Medical Services Corp., Class A	514,489
2,424	[1]	Orthofix International NV	67,896
25,470	[1]	Sirona Dental Systems, Inc.	958,946
		TOTAL	1,541,331
		Medical Technology – 0.8%
9,600	[1]	Bruker BioSciences Corp.	143,904
6,793	[1]	Integra Lifesciences Corp.	292,235
		TOTAL	436,139
		Metal Fabrication – 0.9%
4,967		Barnes Group, Inc.	90,350
688		Kaydon Corp.	23,991
3,044	[1]	Ladish Co., Inc.	97,377
19,136		Worthington Industries, Inc.	294,694
		TOTAL	506,412
		Miscellaneous Components – 1.9%
35,053	[1]	Amkor Technology, Inc.	252,732
22,351	[1]	Applied Micro Circuits Corp.	225,074
19,847	[1]	STR Holdings, Inc.	493,198
5,172	[1]	TriMas Corp.	81,873
		TOTAL	1,052,877
		Miscellaneous Food Products – 0.5%
5,893		Diamond Foods, Inc.	260,471
		Miscellaneous Machinery – 2.0%
13,585		Nordson Corp.	1,059,902
		Multi-Industry Capital Goods – 0.2%
3,121		Raven Industries, Inc.	128,335
		Multi-Line Insurance – 0.4%
7,299		FBL Financial Group, Inc., Class A	190,942
3

Shares			Value
		Mutual Fund Adviser – 0.1%
3,769		Artio Global Investors, Inc.	58,683
		Office Furniture – 0.3%
6,413		HNI Corp.	158,145
		Oil Refiner – 1.1%
21,738		World Fuel Services Corp.	613,664
		Oil Well Supply – 3.7%
3,855		Carbo Ceramics, Inc.	322,933
16,522		Lufkin Industries, Inc.	807,100
38,488		RPC, Inc.	847,121
		TOTAL	1,977,154
		Other Computer Hardware – 0.1%
7,635	[1]	Smart Modular Technologies (WWH), Inc.	56,423
		Paper Products – 1.3%
5,933	[1]	Clearwater Paper Corp.	479,090
3,682		Rock-Tenn Co.	209,321
		TOTAL	688,411
		Personal Loans – 1.2%
5,184	[1]	Credit Acceptance Corp.	304,871
8,360	[1]	World Acceptance Corp.	360,734
		TOTAL	665,605
		Photo-Optical Component-Equipment – 1.4%
15,976		Cognex Corp.	426,559
5,137	[1]	Coherent, Inc.	215,549
5,428	[1]	IPG Photonics Corp.	122,130
		TOTAL	764,238
		Plastic – 0.8%
32,419	[1]	Polyone Corp.	418,853
		Printed Circuit Boards – 0.7%
7,309		Park Electrochemical Corp.	197,343
15,226	[1]	Sanmina-SCI Corp.	200,679
		TOTAL	398,022
		Professional Services – 0.4%
6,769		Corporate Executive Board Co.	211,464
		Recreational Goods – 0.2%
6,918		Sturm Ruger & Co., Inc.	108,336
		Recreational Vehicles – 2.1%
20,087		Brunswick Corp.	317,777
11,614		Polaris Industries, Inc., Class A	825,639
		TOTAL	1,143,416
		Restaurant – 0.5%
4,597		Cracker Barrel Old Country Store, Inc.	247,732
		Road & Rail – 0.6%
6,680	[1]	Genesee & Wyoming, Inc., Class A	308,816
		Semiconductor Distribution – 0.2%
3,885	[1]	Acacia Research — Technologies	103,419
		Semiconductor Manufacturing – 2.6%
12,490	[1]	Cavium Networks, Inc.	398,056
27,199	[1]	Cirrus Logic, Inc.	349,507
33,534	[1]	Integrated Device Technology, Inc.	197,515
17,061		Micrel, Inc.	203,197
4

Shares			Value
11,045	[1]	Semtech Corp.	236,474
2,159	[1]	Supertex, Inc.	50,715
		TOTAL	1,435,464
		Semiconductor Manufacturing Equipment – 0.3%
1,557	[1]	Brooks Automation, Inc.	10,572
8,864	[1]	GT Solar International, Inc.	72,951
7,204	[1]	MIPS Technologies, Inc.	105,899
		TOTAL	189,422
		Shoes – 4.5%
3,574	[1]	Collective Brands, Inc.	54,789
38,359	[1]	CROCs, Inc.	534,341
9,611	[1]	DSW, Inc., Class A	319,758
16,404	[1]	Deckers Outdoor Corp.	953,072
2,929	[1]	Steven Madden Ltd.	123,897
22,105	[1]	Timberland Co., Class A	463,763
		TOTAL	2,449,620
		Software Packaged/Custom – 5.6%
2,495	[1]	Acxiom Corp.	43,787
11,949	[1]	Ariba, Inc.	224,402
36,289	[1]	CSG Systems International, Inc.	705,458
4,641		IGATE Capital Corp.	94,862
10,396	[1]	Lawson Software, Inc.	92,524
11,531	[1]	NetSuite, Inc.	236,155
22,492	[1]	Quest Software, Inc.	588,616
53,113	[1]	Tibco Software, Inc.	1,020,832
		TOTAL	3,006,636
		Specialty Chemicals – 3.9%
5,061		Arch Chemicals, Inc.	179,716
26,043	[1]	Polypore International, Inc.	866,451
31,318	[1]	Rockwood Holdings, Inc.	1,062,306
		TOTAL	2,108,473
		Specialty Machinery – 0.3%
6,561	[1]	Universal Display Corp.	164,287
		Specialty Retailing – 5.6%
995	[1]	Dorman Products, Inc.	36,308
7,645	[1]	Hibbett Sports, Inc.	206,033
3,109	[1]	Jo-Ann Stores, Inc.	134,464
11,042	[1]	Kirkland's, Inc.	148,515
14,540	[1]	Penske Automotive Group, Inc.	195,563
25,671		Sothebys Holdings, Inc., Class A	1,125,417
26,870		Tractor Supply Co.	1,064,052
4,687	[1]	Vitamin Shoppe Industries, Inc.	130,345
		TOTAL	3,040,697
		Technology Hardware & Equipment – 0.8%
14,938	[1]	Isilon Systems, Inc.	425,285
		Telecommunication Equipment & Services – 6.7%
16,152	[1]	Acme Packet, Inc.	638,812
29,126		Adtran, Inc.	939,896
17,969	[1]	Anixter International, Inc.	964,756
5,822	[1]	Oplink Communications, Inc.	101,768
5

Shares			Value
27,577		Plantronics, Inc.	989,463
		TOTAL	3,634,695
		Trucking – 2.0%
6,664	[1]	Celadon Group, Inc.	86,432
7,724		Forward Air Corp.	207,621
27,576	[1]	Old Dominion Freight Lines, Inc.	773,507
		TOTAL	1,067,560
		Undesignated Consumer Cyclicals – 4.4%
1,609	[1]	Grand Canyon Education, Inc.	30,265
31,789		Nu Skin Enterprises, Inc., Class A	972,743
14,857	[1]	Parexel International Corp.	319,426
27,830	[1]	Wright Express Corp.	1,049,469
		TOTAL	2,371,903
		Undesignated Consumer Staples – 0.3%
4,084	[1]	USANA, Inc.	179,369
		Wireless Communications – 0.3%
4,040	[1]	InterDigital, Inc.	135,623
		TOTAL COMMON STOCKS (IDENTIFIED COST $41,848,530)	53,268,533
		MUTUAL FUND – 1.9%
1,019,435	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	1,019,435
		TOTAL INVESTMENTS — 100.2% (IDENTIFIED COST $42,867,965)[4]	54,287,968
		OTHER ASSETS AND LIABILITIES - NET — (0.2)%[5]	(121,998)
		TOTAL NET ASSETS — 100%	$54,165,970
1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	At October 31, 2010, the cost of investments for federal tax purposes was $42,867,965. The net unrealized appreciation of investments for federal tax purposes was $11,420,003. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $11,728,897 and net unrealized depreciation from investments for those securities having an excess of cost over value of $308,894.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

6

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of October 31, 2010, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

7

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated MDT Series

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date	December 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date	December 20, 2010

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date	December 20, 2010